UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Tax-Exempt Portfolio

December 31, 2017

TAX-QTLY-0218
1.811334.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 32.1%
	Principal Amount (000s)	Value (000s)
Alabama - 2.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.7% 1/2/18, VRDN (a)	$7,775	$7,775
Series 2014 B, 1.7% 1/2/18, VRDN (a)	22,075	22,075
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 1.7% 1/2/18, VRDN (a)	2,800	2,800
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 1.7% 1/5/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,335	6,335
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.79% 1/5/18, VRDN (a)	9,150	9,150
Series 2009, 1.7% 1/2/18, VRDN (a)	13,540	13,540
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.):
Series 2011 A, 1.75% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	15,800	15,799
Series 2011 B, 1.65% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,300	4,300
Series 2011 I, 1.76% 1/5/18, LOC Bank of Nova Scotia, VRDN (a)(b)	1,600	1,600
West Jefferson Indl. Dev. Series 2008, 1.79% 1/5/18, VRDN (a)	6,300	6,300
		89,674
Alaska - 1.9%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.74% 1/5/18, VRDN (a)	20,900	20,900
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.67% 1/5/18, VRDN (a)	33,100	33,100
Series 1994 C, 1.65% 1/5/18, VRDN (a)	6,000	6,000
Series 2002, 1.74% 1/5/18, VRDN (a)	8,200	8,200
		68,200
Arizona - 0.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 1.7% 1/5/18, LOC Bank of America NA, VRDN (a)	1,240	1,240
(Catholic Healthcare West Proj.) Series 2009 F, 1.92% 1/5/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,100	15,100
		16,340
California - 0.1%
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 1.85% 1/5/18, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,685	3,685
Colorado - 0.4%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.9% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	4,200	4,200
1.71% 1/5/18, VRDN (a)	10,900	10,900
		15,100
Connecticut - 2.1%
Connecticut Gen. Oblig. Series 2016 C, 1.73% 1/5/18 (Liquidity Facility Bank of America NA), VRDN (a)	38,255	38,255
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 1.73% 1/5/18, LOC Bank of America NA, VRDN (a)	30,085	30,085
Connecticut Hsg. Fin. Auth. Series E 3, 1.8% 1/5/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	6,100	6,100
		74,440
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.75% 1/5/18, VRDN (a)	300	300
Series 1999 A, 1.64% 1/5/18, VRDN (a)	1,900	1,900
		2,200
District Of Columbia - 1.5%
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, 1.75% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	41,695	41,695
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 1.73% 1/5/18, LOC Freddie Mac, VRDN (a)	9,000	9,000
(Pentacle Apts. Proj.) Series 2008, 1.76% 1/5/18, LOC Freddie Mac, VRDN (a)	3,000	3,000
		53,695
Florida - 0.6%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 1.82% 1/2/18, VRDN (a)	1,000	1,000
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 C1, 1.75% 1/5/18, LOC TD Banknorth, NA, VRDN (a)	8,375	8,375
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 A, 1.8% 1/5/18, LOC MUFG Union Bank NA, VRDN (a)	12,300	12,300
		21,675
Georgia - 2.0%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.83% 1/2/18, VRDN (a)	3,800	3,800
First Series 2009, 1.83% 1/2/18, VRDN (a)	15,575	15,575
Second Series 1995, 1.84% 1/2/18, VRDN (a)	8,900	8,900
Effingham County Indl. Dev. Auth. Poll Cont. 1.86% 1/2/18, VRDN (a)	6,370	6,370
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.84% 1/2/18, VRDN (a)	9,000	9,000
Series 2008, 1.84% 1/2/18, VRDN (a)	28,040	28,040
		71,685
Illinois - 3.9%
Illinois Dev. Fin. Auth. Rev. (Var-Sinai Cmnty. Inst Proj.) Series 1997, 1.7% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 1.7% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	5,710	5,710
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 1.65% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
(The Carle Foundation Proj.) Series 2009 E, 1.76% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	8,900	8,900
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2B, 1.73% 1/5/18, LOC PNC Bank NA, VRDN (a)	27,300	27,300
Series 2007 A 2C, 1.73% 1/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	16,400	16,400
Series 2007 A-2A, 1.73% 1/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	21,140	21,140
Series 2007 A1, 1.73% 1/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	37,100	37,100
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 1.65% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	2,555	2,555
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 1.73% 1/5/18, LOC Freddie Mac, VRDN (a)	12,500	12,500
		140,705
Indiana - 2.3%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.7% 1/5/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	26,240	26,240
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 1.7% 1/5/18, LOC Mizuho Bank Ltd., VRDN (a)	5,735	5,735
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2008 D1, 1.68% 1/5/18, VRDN (a)	48,500	48,500
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.87% 1/5/18, VRDN (a)	1,200	1,200
Series I, 1.87% 1/5/18, VRDN (a)	500	500
		82,175
Iowa - 1.2%
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.7% 1/5/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	30,000	30,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.74% 1/5/18, VRDN (a)	13,800	13,800
		43,800
Louisiana - 3.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 1.7% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	10,540	10,540
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 1.72% 1/5/18, VRDN (a)	11,000	11,000
(C-Port LLC Proj.) Series 2008, 1.75% 1/5/18, LOC Bank of America NA, VRDN (a)	535	535
(Christus Health Proj.) Series 2009 B1, 1.8% 1/5/18, LOC Bank of New York, New York, VRDN (a)	3,810	3,810
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.78% 1/5/18, VRDN (a)	2,300	2,300
Series 2010 B1, 1.84% 1/5/18, VRDN (a)	10,200	10,200
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 1.72% 1/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 1.72% 1/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,200	24,200
Series 2010, 1.72% 1/5/18, LOC Mizuho Bank Ltd., VRDN (a)	29,500	29,500
		107,785
Maine - 1.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 1.75% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	35,200	35,200
Massachusetts - 0.3%
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 1.8% 1/5/18, LOC TD Banknorth, NA, VRDN (a)	10,500	10,500
Michigan - 0.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.8% 1/5/18, LOC Bank of New York, New York, VRDN (a)	3,300	3,300
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.73% 1/5/18, LOC Bank of America NA, VRDN (a)	15,550	15,550
Nevada - 0.9%
Clark County Arpt. Rev. Series 2008 D3, 1.8% 1/5/18, LOC Bank of America NA, VRDN (a)	4,900	4,900
Reno Cap. Impt. Rev. Series 2005 A, 1.73% 1/5/18, LOC Bank of America NA, VRDN (a)	25,045	25,045
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 B, 1.77% 1/5/18, LOC MUFG Union Bank NA, VRDN (a)	2,700	2,700
		32,645
New York - 1.4%
New York City Gen. Oblig.:
Series 2006 E2, 1.9% 1/2/18, LOC Bank of America NA, VRDN (a)	3,525	3,525
Series 2013 A2, 1.9% 1/2/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,800	3,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2014 BB1, 1.9% 1/2/18 (Liquidity Facility Bank of America NA), VRDN (a)	4,750	4,750
Series 2016 CC, 1.73% 1/5/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	5,100	5,100
New York Hsg. Fin. Agcy. Rev.:
Series 2010 A:
1.63% 1/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,900	1,900
1.63% 1/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
Series 2013 A, 1.7% 1/5/18, LOC Wells Fargo Bank NA, VRDN (a)	25,500	25,500
New York Metropolitan Trans. Auth. Rev. Series 2005 D1, 1.73% 1/5/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
		48,575
North Carolina - 1.5%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.7% 1/5/18, LOC Rabobank Nederland New York Branch, VRDN (a)	13,190	13,190
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.73% 1/5/18, LOC Cr. Industriel et Commercial, VRDN (a)	39,650	39,650
		52,840
Oklahoma - 0.4%
Univ. Hospitals Trust Rev. Series 2005 A, 1.73% 1/5/18, LOC Bank of America NA, VRDN (a)	14,905	14,905
Pennsylvania - 1.0%
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 1.76% 1/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,500	3,500
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.81% 1/5/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.75% 1/5/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,800	9,800
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 1.75% 1/5/18, LOC PNC Bank NA, VRDN (a)	20,285	20,285
		34,090
Tennessee - 0.9%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 1.75% 1/5/18, LOC Bank of America NA, VRDN (a)	1,425	1,425
Series 2004, 2% 1/2/18, LOC Bank of America NA, VRDN (a)	3,700	3,700
Series 2008, 2% 1/2/18, LOC Bank of America NA, VRDN (a)	1,300	1,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.):
Series 1999, 1.75% 1/5/18, LOC Bank of America NA, VRDN (a)	4,720	4,720
Series 2004, 2% 1/2/18, LOC Bank of America NA, VRDN (a)	4,900	4,900
Series 2006, 2% 1/2/18, LOC Bank of America NA, VRDN (a)	5,000	5,000
Series 2008, 2% 1/2/18, LOC Bank of America NA, VRDN (a)	9,800	9,800
		30,845
Texas - 1.4%
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 1.69% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	4,925	4,925
Harris County Hosp. District Rev. Series 2010, 1.75% 1/5/18, LOC JPMorgan Chase Bank, VRDN (a)	1,980	1,980
Houston Arpt. Sys. Rev. Series 2010, 1.8% 1/5/18, LOC Barclays Bank PLC, VRDN (a)	29,635	29,635
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.78% 1/5/18 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 1.78% 1/5/18 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.78% 1/5/18 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.78% 1/5/18 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, 1.8% 1/5/18, LOC Bank of New York, New York, VRDN (a)	4,700	4,700
		48,240
Virginia - 0.0%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.75% 1/5/18, LOC Bank of America NA, VRDN (a)	485	485
Washington - 0.5%
FHLMC:
Vancouver Hsg. Auth. Rev. Series 2008, 1.75% 1/5/18, LOC Freddie Mac, VRDN (a)	60	60
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 1.73% 1/5/18, LOC Freddie Mac, VRDN (a)	14,150	14,150
(Willow Tree Grove Apts. Proj.) Series 2011, 1.73% 1/5/18, LOC Freddie Mac, VRDN (a)	2,860	2,860
		17,070
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 1.74% 1/5/18, LOC Branch Banking & Trust Co., VRDN (a)	655	655
Series A, 1.74% 1/5/18, LOC Branch Banking & Trust Co., VRDN (a)	4,600	4,600
		5,255
Wyoming - 0.1%
Converse County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 1.67% 1/5/18, VRDN (a)	1,400	1,400
(Pacificorp Projs.) Series 1992, 1.71% 1/5/18, VRDN (a)	1,000	1,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.68% 1/5/18, VRDN (a)	600	600
		3,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,143,659)		1,143,659

Tender Option Bond - 35.4%
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975	6,975
Arizona - 1.4%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000	1,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	17,200	17,200
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN:
Series Floaters XF 05 19, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series Floaters YX 10 32, 1.73% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,730	5,730
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,125	1,125
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,200	8,200
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,720	2,720
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series 16 XM 02 45, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series 2016 22, SIFMA Municipal Swap Index + 0.050% 1.73% 1/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)(e)	5	5
Series Floaters XM 04 47, 1.74% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
		50,980
California - 0.5%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.75% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,375	8,375
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.87% 2/9/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(f)	1,790	1,790
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(f)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 1.74% 1/5/18 (Liquidity Facility Bank of America NA) (a)(c)	4,980	4,980
		16,545
Colorado - 1.7%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400	1,400
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.86% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	600	600
Series ZF 04 17, 1.86% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	300	300
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.76% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,500	2,500
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.75% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,900	4,900
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.77% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,550	1,550
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	900	900
JPMorgan Chase Participating VRDN Series 5008, 1.84% 1/2/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,700	3,700
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Participating VRDN:
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	32,950	32,950
Series XM 03 05, 1.75% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,800	1,800
		60,300
Connecticut - 1.4%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.89% 2/9/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,000	5,000
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.77% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	45,250	45,250
		50,250
District Of Columbia - 1.3%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.78% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200	1,200
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters E 108, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,995	8,995
Series Floaters E 109, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,700	6,700
Series Floaters YX 10 39, 1.73% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,655	6,655
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,755	7,755
Series Floaters XM 04 37, 1.73% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,600	12,600
Series XF 23 41, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,385	1,385
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 35, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	525	525
		45,815
Florida - 1.2%
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(f)	6,595	6,595
Eclipse Fdg. Trust Various States Bonds:
Series 2017:
1.86%, tender 3/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	800	800
1.86%, tender 3/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,695	3,695
Florida Gen. Oblig. Bonds Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,000	2,000
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.86%, tender 2/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(f)	4,800	4,800
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.77% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.77% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,530	10,530
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.75% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,670	1,670
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(f)	1,900	1,900
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2214, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
		42,290
Georgia - 0.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.77% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.76% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	900	900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,700	1,700
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters ZM 01 52, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,470	7,470
Private Colleges & Univs. Auth. Rev. Emory Univ. Participating VRDN Series Floaters 16 XF0517, 1.75% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,500	7,500
		22,070
Hawaii - 0.4%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Participating VRDN Series Floaters XM 04 29, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1.74% 1/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,550	6,550
		14,210
Illinois - 4.0%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,335	9,335
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.86% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	100	100
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.77% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	800	800
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series 17 XM 0492, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
Series Floaters XF 25 00, 1.77% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,400	1,400
Series Floaters XG 01 22, 1.73% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,335	7,335
Series Floaters XM 05 19, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters XM 05 68, 1.75% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
Series MS 3332, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	400	400
Series Putters 0022, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,795	3,795
Series XF 23 38, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,975	2,975
Series XL 00 21, 1.73% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,950	3,950
Series ZF 04 78, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,925	5,925
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.77% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,600	8,600
Series Floaters XL 00 54, 1.77% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,400	10,400
Series Floaters XX 10 69, 1.77% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,000	11,000
Series Floaters YX 10 72, 1.77% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,010	8,010
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.79% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series 15 XF2202, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 XM 0078, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,180	5,180
Series Floaters E100, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	21,500	21,500
Series Floaters XL 00 41, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,040	10,040
Series XF 23 98, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,780	2,780
Series ZF 24 03, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	6,665	6,665
Series ZF 24 04, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,635	1,635
The County of Cook Participating VRDN Series XF 23 13, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,285	1,285
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.77% 1/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	500	500
		144,010
Indiana - 0.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.78% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(f)	5,400	5,400
		8,900
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.76% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,300	2,300
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.77% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
		13,300
Louisiana - 0.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.76% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	10,100	10,100
Series Floaters XF 24 91, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Series Floaters XG 01 50, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,560	3,560
		19,260
Maryland - 0.1%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,290	1,290
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.79% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,600	3,600
		4,890
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	6,200	6,200
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.89%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(f)	1,175	1,175
		7,375
Michigan - 0.9%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.76% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,200	6,200
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	300	300
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.76% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series 16 XM0223, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters XF 05 95, 1.76% 1/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,700	1,700
Series Floaters XF 05 96, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,775	3,775
Series Floaters XG 01 58, 1.76% 1/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Series RBC 2016 ZM0131, 1.75% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000	1,000
Michigan St Hsg. Dev. Auth. Singl Participating VRDN Series Floaters 017, 1.74% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,850	9,850
Univ. of Michigan Rev. Participating VRDN Series Floaters ZF 05 90, 1.74% 1/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,365	2,365
		33,590
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,875	2,875
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 1.76% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,800	4,800
		7,675
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 2/9/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	9,400	9,400
Nebraska - 0.1%
Douglas County School District #1 Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,640	1,640
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.78% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	500	500
Series Floaters XX 10 04, 1.76% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
		3,940
Nevada - 0.6%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300	1,300
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 3/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
Participating VRDN ROC II R 11836, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,450	3,450
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0446, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,965	11,965
Series ZF 04 79, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,600	4,600
		22,310
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.74% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,412	4,412
New Jersey - 2.1%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	34,495	34,495
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(e)	35,400	35,400
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.88% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	500	500
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.76% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,900	1,900
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.77% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900	900
		73,195
New York - 3.8%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters XF 05 88, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,100	8,100
Series Floaters ZF 05 31, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,030	13,030
Series Putters 15 XM0002, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,520	9,520
Series ROC II R 11930, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	9,715	9,715
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	7,400	7,400
Series ROC II R 14022, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.75% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,100	6,100
Series Floaters XF 05 25, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,320	15,320
Series ROC II R 14005, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
Series Floaters XM 03 67, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,000	9,000
Series XF 0291, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,000	15,000
Series XF 22 68, 1.75% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,425	4,425
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series XM 04 76, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,195	2,195
		136,175
North Carolina - 2.1%
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.74% 1/5/18 (Liquidity Facility Bank of America NA) (a)(c)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN Series Floaters ZM 05 34, 1.74% 1/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,900	2,900
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series 16 XF 0290, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,255	1,255
Series EGL 14 0050, 1.75% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series EGL 14 0051, 1.75% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	9,500	9,500
Series EGL 14 0052, 1.75% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,850	2,850
Series Floaters XL 00 55, 1.73% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,880	9,880
Series MS 15 ZM0105, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,185	2,185
Series ROC II R 11850, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	12,600	12,600
Series XM 02 82, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,505	1,505
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 1.73% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.75% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.74% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,625	7,625
		72,900
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.002% x SIFMA Municipal Swap Index 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000	3,000
Ohio - 1.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.77% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900	900
Lakewood City School District Bonds Series Solar 0067, 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,915	1,915
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 2/9/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,880	1,880
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 2/9/18 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000	1,000
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	16,900	16,900
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series Floaters E 104, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	17,000	17,000
		39,595
Oklahoma - 0.1%
Oklahoma St Wtr. Resources Board Rev. Fund Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1.74% 1/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Tender Option Bond Trust Receipts Participating VRDN Series Floaters XM 05 59, 1.77% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,365	3,365
		3,960
Oregon - 0.2%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,800	1,800
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 3/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	885	885
		5,685
Pennsylvania - 2.5%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series Floaters E 110, 1.8% 1/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,995	14,995
Series Floaters E 111, 1.8% 1/2/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,000	8,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Series Putters 0047, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(f)	10,900	10,900
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(f)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	30,500	30,500
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.73% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.76%, tender 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	20,970	20,970
		89,865
South Carolina - 0.4%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	600	600
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.74% 1/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 3/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Lexington County School District #1 Bonds Series Solar 0058, 1.86%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(f)	1,100	1,100
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,750	6,750
Series Floaters XG 01 49, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,800	3,800
		13,845
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN:
Series 2014 ZF0208, 1.81% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series Floaters XM 04 46, 1.74% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
		5,100
Texas - 3.0%
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Cypress-Fairbanks Independent School District Participating VRDN:
Series 2016 7, SIFMA Municipal Swap Index + 0.050% 1.74% 1/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	790	790
Series 2017 XM 0496, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	3,335	3,335
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.75%, tender 1/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	36,800	36,800
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Sewries 16 ZF0312, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485	10,485
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	780	780
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 98, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,200	1,200
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.75% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 1.74% 1/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.76% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 16 ZF 0282, 1.65% 1/5/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000	4,000
Series XY1001, 1.74% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.76% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,150	1,150
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,150	4,150
Texas Gen. Oblig. Participating VRDN:
Series 15 XF0075, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,915	11,915
Series Floaters XM 04 04, 1.74% 1/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 1.81% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	700	700
		108,290
Utah - 0.4%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 1/25/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(f)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 1.76% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,100	4,100
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series 2017, 1.74% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,660	2,660
		12,290
Vermont - 0.1%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,850	2,850
Virginia - 1.1%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series MS 3309, 1.74% 1/5/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,300	2,300
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,300	2,300
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.76%, tender 1/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.75% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,315	1,315
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.75% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	17,690	17,690
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Participating VRDN Series 15 ZF0173, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Virginia Gen. Oblig. Participating VRDN Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1.74% 1/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	495	495
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,015	1,015
		38,910
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	5,770	5,770
Eclipse Fdg. Trust Various States Bonds Series 2017, 1.86%, tender 3/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 1.76% 1/5/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.75% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series Putters 15 XM0012, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,950	6,950
Series ROC II R 11962, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series Floaters XM 05 24, 1.74% 1/5/18 (Liquidity Facility Citibank NA) (a)(c)	2,538	2,538
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	595	595
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(f)	600	600
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 1/25/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,190	1,190
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(f)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 1.75% 1/5/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,250	1,250
Series 16 XM0219, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,335	4,335
Series MS 33 864X, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,700	1,700
Series XF 0294, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,625	4,625
Series 15 XF0148, 1.74% 1/5/18 (Liquidity Facility Bank of America NA) (a)(c)	7,485	7,485
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.74% 1/5/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,530	2,530
		54,718
Wisconsin - 0.2%
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 36, SIFMA Municipal Swap Index + 0.150% 1.86%, tender 3/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	700	700
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.89% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(f)	1,455	1,455
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.89% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(f)	800	800
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XG 00 72, 1.78% 1/5/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700	700
Series XM 04 79, 1.74% 1/5/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
		8,155
TOTAL TENDER OPTION BOND
(Cost $1,262,665)		1,262,665

Other Municipal Security - 25.8%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2017:
1.03% 2/12/18, CP	5,700	5,700
1.13% 1/23/18, CP	5,300	5,300
1.16% 2/6/18, CP	6,100	6,100
		17,100
Alaska - 0.1%
North Slope Borough Gen. Oblig. Bonds Series 2014 A, 5% 6/30/18	2,600	2,646
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D:
5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	1,425	1,425
5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	1,025	1,025
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	4,700	4,783
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.13% 3/5/18, CP	2,800	2,800
		10,033
California - 0.5%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,790	5,790
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,510	2,510
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2017, 0.99% 1/23/18 (Liquidity Facility Royal Bank of Canada), CP	8,400	8,400
		16,700
Colorado - 0.6%
Colorado Ed. Ln. Prog. TRAN:
Series 2017 A, 5% 6/28/18	2,625	2,675
Series 2017, 4% 6/28/18	15,700	15,926
Colorado Gen. Fdg. Rev. TRAN Series 2017 A:
4% 6/27/18	1,825	1,850
5% 6/27/18	900	917
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Bonds (Colorado St Proj.) Series 2017 K, 2% 3/15/18	900	902
		22,270
Connecticut - 1.9%
Bethel Gen. Oblig. BAN Series 2017, 2% 6/15/18	2,600	2,610
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	2,100	2,118
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	53,900	55,214
Bonds Series 2013 A, 1.81% 1/1/18 (a)	600	600
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series S1, 1.18% tender 2/12/18, CP mode	1,000	1,000
Series S2, 1.1% tender 2/2/18, CP mode	1,070	1,070
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	600	601
Milford Gen. Oblig. BAN Series 2017, 2.25% 11/5/18	2,900	2,927
North Haven Gen. Oblig. BAN Series 2017, 2.25% 11/8/18	1,700	1,715
		67,855
District Of Columbia - 0.4%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.88% 1/4/18, LOC JPMorgan Chase Bank, CP	2,800	2,800
1% 2/21/18, LOC JPMorgan Chase Bank, CP	1,400	1,400
1.03% 3/21/18, LOC JPMorgan Chase Bank, CP	3,900	3,900
1.09% 1/23/18, LOC JPMorgan Chase Bank, CP	4,600	4,600
1.11% 2/22/18, LOC JPMorgan Chase Bank, CP	2,100	2,100
		14,800
Florida - 1.7%
Broward County School District TAN Series 2017, 2% 6/15/18	12,300	12,354
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.99% 1/3/18, LOC JPMorgan Chase Bank, CP	12,800	12,800
1.1% 2/5/18, LOC JPMorgan Chase Bank, CP	13,118	13,118
1.1% 2/5/18, LOC JPMorgan Chase Bank, CP	4,200	4,200
Miami-Dade County School Board Ctfs. of Prtn. Bonds (Miami-Dade County School District Proj.) Series 2008 B, 5.25% 5/1/18 (Pre-Refunded to 5/1/18 @ 100)	5,100	5,168
Miami-Dade County School District TAN Series 2017, 2% 2/27/18	3,095	3,099
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 2.01%, tender 7/27/18 (a)(d)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.96%, tender 7/27/18 (a)(d)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 2.01%, tender 7/27/18 (a)(d)	5,300	5,300
		60,839
Georgia - 1.6%
Atlanta Arpt. Rev.:
Series D1:
1.02% 2/1/18, LOC Bank of America NA, CP	4,597	4,597
1.1% 2/1/18, LOC Bank of America NA, CP	300	300
Series D3:
1.02% 2/1/18, LOC Bank of America NA, CP	800	800
1.1% 2/1/18, LOC Bank of America NA, CP	147	147
Series E1:
1.02% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,300	2,300
1.03% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,300	2,300
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
1.15% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	250	250
Series E3:
1.02% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	411	411
1.03% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	411	411
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
1.25% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	135	135
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1:
1.04% 2/1/18, LOC PNC Bank NA, CP	10,200	10,200
1.1% 2/1/18, LOC PNC Bank NA, CP	1,400	1,400
Series 15A2, 1% 1/31/18, LOC Wells Fargo Bank NA, CP	800	800
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Projs.) Series 85A, 1.04% tender 2/6/18, LOC Barclays Bank PLC, CP mode	4,100	4,100
Series B, 1.22% 2/15/18, LOC PNC Bank NA, CP	8,600	8,600
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,300	10,300
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	11,130	11,130
		58,581
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Bonds Series 2009 B, 5.25% 7/1/18	1,900	1,938
Idaho - 0.5%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	15,965	16,181
Illinois - 1.2%
Chicago O'Hare Int'l. Arpt. Rev.:
Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,100	3,100
Series 16A2, 1.23% 3/14/18, LOC Bank of America NA, CP	1,808	1,808
Series 16B2, 1.2% 3/14/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	900	900
Illinois Fin. Auth. Ed. Rev. Series LOY:
1.01% 1/3/18, LOC PNC Bank NA, CP	2,400	2,400
1.03% 2/6/18, LOC PNC Bank NA, CP	3,400	3,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 2.01%, tender 7/27/18 (a)(d)	600	600
Series 12H:
0.91% tender 2/2/18, CP mode	2,400	2,400
1.14% tender 3/5/18, CP mode	6,700	6,700
1.18% tender 4/4/18, CP mode	4,800	4,800
Series 12I:
0.93% tender 1/3/18, CP mode	10,000	10,000
1.03% tender 2/2/18, CP mode	5,300	5,300
		41,408
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2017, 1.14% 3/6/18, LOC JPMorgan Chase Bank, CP	9,600	9,600
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	5,100	5,100
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.16% tender 1/10/18, CP mode	2,200	2,200
Maryland - 0.8%
Baltimore County Gen. Oblig. BAN Series 2017, 3% 3/16/18	8,100	8,130
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.14%, tender 3/1/18 (a)	18,600	18,600
		26,730
Massachusetts - 0.9%
Massachusetts Gen. Oblig.:
Bonds Series B, 0.005% x SIFMA Municipal Swap Index 2.19% 2/1/18 (a)(b)(d)	8,000	8,000
RAN Series 2017 B, 2% 5/21/18	2,000	2,005
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 1.05% tender 1/3/18, CP mode	7,170	7,170
Series 93B, 1.42% tender 2/2/18, CP mode	5,300	5,300
Series 93A, 1.1% tender 1/12/18, CP mode	2,600	2,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series B, 0.98% 1/9/18, LOC Citibank NA, CP	4,800	4,800
Series C, 1.1% 2/1/18, LOC Barclays Bank PLC, CP	2,400	2,400
		32,275
Michigan - 0.6%
Michigan Hosp. Fin. Auth. Rev. Bonds:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/18 (Pre-Refunded to 5/15/18 @ 100)	2,500	2,543
Series 1999, 0.95%, tender 2/1/18 (a)	1,500	1,500
Series 2010 F1, 2%, tender 5/30/18 (a)	505	507
Univ. of Michigan Rev.:
Series K1:
0.98% 1/2/18, CP	1,755	1,755
0.98% 1/4/18, CP	2,700	2,700
0.99% 1/9/18, CP	3,800	3,800
1.16% 3/1/18, CP	1,800	1,800
Series K2:
1.01% 7/31/18, CP	945	945
1.15% 9/7/18, CP	4,500	4,500
		20,050
Minnesota - 0.4%
Minneapolis Gen. Oblig. Bonds Series 2017, 5% 12/1/18	5,200	5,379
Univ. of Minnesota Gen. Oblig.:
Series 07B, 1.11% 1/4/18, CP	2,800	2,800
Series 07C, 1.13% 3/6/18, CP	1,950	1,950
Univ. of Minnesota Rev. Series A, 1.07% 4/2/18, CP	3,000	3,000
		13,129
Montana - 0.1%
Montana Board of Invt. Bonds:
(INTERCAP Revolving Prog.) Series 2010, 1.2%, tender 3/1/18 (a)	585	585
(Intercap Revolving Prog.) Series 2017, 1.2%, tender 3/1/18 (a)	1,900	1,900
Series 2013, 1.2%, tender 3/1/18 (a)	1,300	1,300
		3,785
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.89% 1/3/18, CP	2,500	2,500
0.99% 1/4/18, CP	2,400	2,400
1% 1/16/18, CP	1,800	1,800
1.01% 2/5/18, CP	2,570	2,570
1.12% 3/5/18, CP	2,700	2,700
1.14% 2/6/18, CP	1,700	1,700
1.16% 3/2/18, CP	2,300	2,300
		15,970
Nevada - 0.2%
Clark County Hwy. Impt. Rev. Bonds Series 2016, 5% 7/1/18	2,485	2,532
Clark County School District Bonds Series 2014 B, 5% 6/15/18	3,500	3,555
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A, 0.88% 1/3/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,600	2,600
		8,687
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.21% tender 1/16/18, CP mode	5,700	5,700
New Jersey - 1.2%
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 C, 2.5% 12/12/18	1,400	1,413
Camden County BAN Series 2017 A, 3% 10/25/18	3,700	3,751
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	1,900	1,906
Freehold Township BAN Series 2017, 2.5% 11/7/18	1,756	1,775
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	13,000	13,181
Montclair Township Gen. Oblig. BAN Series 2017:
2.5% 11/2/18	2,741	2,771
2.5% 11/2/18	1,100	1,112
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	2,500	2,527
Paramus BAN Series 2017, 2% 2/16/18	2,400	2,403
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	7,800	7,879
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	5,100	5,157
		43,875
New York - 0.6%
Albany County Gen. Oblig. BAN Series 2017, 4% 5/24/18	1,000	1,011
New York City Trust For Cultural Bonds Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 1.75%, tender 4/9/18 (a)(d)	2,100	2,100
New York Pwr. Auth. Series 2, 1.1% 1/8/18, CP	813	813
Riverhead Central School District TAN Series 2017, 2% 6/27/18	9,800	9,850
Sachem Central School District of Holbrook TAN Series 2017, 2% 6/28/18	5,000	5,024
Smithtown Central School District TAN Series 2017, 2% 6/28/18	1,000	1,005
Westchester County Gen. Oblig. BAN Series A, 3% 12/14/18	1,300	1,319
		21,122
North Carolina - 0.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	5,400	5,593
North Carolina Gen. Oblig. Bonds Series 2014 A, 5% 6/1/18	2,400	2,437
		8,030
Ohio - 0.5%
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	700	701
Franklin County Rev. Bonds Series 2013 OH, 1.1%, tender 3/1/18 (a)	4,700	4,700
Geauga County Ohio Pub. Libr BAN Series 2017, 2.25% 6/15/18 (Ohio Gen. Oblig. Guaranteed)	3,900	3,916
North Ridgeville Gen. Oblig. BAN Series 2017, 2% 6/18/18	800	803
Ohio Higher Edl. Facility Commission Rev. Bonds Series B6, 0.98% tender 1/5/18, CP mode	6,300	6,300
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 1.13% tender 3/6/18, CP mode	2,500	2,500
		18,920
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.75%, tender 7/27/18 (a)(d)	1,705	1,705
Pennsylvania - 0.6%
Northampton County Gen. Purp. Auth. Hosp. Rev. Bonds (St Lukes Hosp. & Health Ntw Proj.) Series 2008 A, 5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	600	616
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/18	3,645	3,713
Pennsylvania Gen. Oblig. Bonds:
Series 2009, 5% 7/1/18	600	611
Series 2010, 5% 2/15/18	2,445	2,456
Series 2012, 5% 7/1/18	780	794
Series 2013, 5% 4/1/18	4,000	4,039
Pennsylvania Tpk. Commission Tpk. Rev. Bonds (PA St Tpk. Subordinated Proj.) Series 2008 B-1, 5.25% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	1,800	1,830
Philadelphia Gen. Oblig. TRAN Series 2017 A, 2% 6/29/18	3,300	3,311
Southcentral Pennsylvania Gen. Auth. Rev. Bonds 6% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	2,500	2,550
		19,920
Tennessee - 0.4%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B-2, 0.98% 1/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,100	2,100
Series B1:
1.01% 2/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,300	4,300
1.13% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,800	4,800
Series B2:
1.01% 2/15/18 (Liquidity Facility MUFG Union Bank NA), CP	1,800	1,800
1.14% 3/1/18 (Liquidity Facility MUFG Union Bank NA), CP	1,900	1,900
		14,900
Texas - 7.2%
Austin Elec. Util. Sys. Rev.:
Bonds 0% 5/15/18	5,100	5,076
Series A:
1% 1/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,100	2,100
1.14% 3/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	19,400	19,400
1.74% 1/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,520	2,520
Fort Bend Independent School District Series 2017:
1.02% 2/23/18 (Liquidity Facility JPMorgan Chase Bank), CP	900	900
1.06% 2/23/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.002% x SIFMA Municipal Swap Index 1.91%, tender 7/27/18 (a)(d)	2,900	2,900
Series 16B1, 1.02% tender 2/1/18, CP mode	8,600	8,600
Series 16B2, 1.02% tender 3/5/18, CP mode	8,800	8,800
Series 16B3, 1.17% tender 4/4/18, CP mode	7,800	7,800
Harris County Metropolitan Trans. Auth.:
Series A1:
0.98% 1/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,000	5,000
1% 1/30/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,200	4,200
1.02% 2/13/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,300	5,300
Series A3:
1.02% 2/13/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,200	2,200
1.2% 2/16/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,400	3,400
Houston Gen. Oblig. Bonds Series 2013 A, 5% 3/1/18	2,400	2,414
Lower Colorado River Auth. Rev.:
Series 2017:
0.91% 2/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,400	2,400
1.04% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,400	2,400
1.1% 2/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,200	2,200
1.12% 1/23/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,100	1,100
Series B:
0.91% 2/2/18, LOC State Street Bank & Trust Co., Boston, CP	4,900	4,900
1.03% 2/20/18, LOC State Street Bank & Trust Co., Boston, CP	1,400	1,400
North Texas Tollway Auth. Rev. Bonds:
Series 2008 F, 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	6,100	6,100
5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,130	2,130
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 2.01%, tender 7/27/18 (a)(d)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 2.01%, tender 7/27/18 (a)(d)	2,400	2,400
Texas A&M Univ. Rev. Series B:
0.97% 1/4/18, CP	3,200	3,200
1.25% 6/5/18, CP	1,800	1,800
Texas Gen. Oblig.:
Bonds Series 2016 A, 5% 4/1/18	3,200	3,229
TRAN Series 2017, 4% 8/30/18	112,000	113,994
Univ. of Texas Board of Regents Sys. Rev. Series A:
1% 1/30/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,300	4,300
1.05% 4/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,300	4,300
1.33% 3/22/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
Upper Trinity Reg'l. Wtr. District Series 2017:
1.03% 2/5/18, LOC Bank of America NA, CP	1,700	1,700
1.17% 3/5/18, LOC Bank of America NA, CP	1,900	1,900
		255,263
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev. Series 2017, 1.14% 3/6/18, CP	2,300	2,300
Univ. of Virginia Gen. Rev. Series 03A, 1.18% 2/6/18, CP	2,100	2,100
Virginia Pub. School Auth. Bonds (Virginia Gen. Oblig.) Series 2012 A, 5% 8/1/18	3,300	3,368
		7,768
Washington - 0.9%
Energy Northwest Elec. Rev. Bonds Series 2014-A, 5% 7/1/18	4,400	4,478
Univ. of Washington Univ. Revs. Series 8:
0.9% 2/20/18, CP	7,500	7,500
1.13% 2/27/18, CP	8,700	8,700
1.13% 3/6/18, CP	4,800	4,800
Washington Gen. Oblig. Bonds:
Series 2011 B, 5% 7/1/18	3,000	3,054
Series 2013 B, 5% 7/1/18	4,900	4,988
		33,520
Wisconsin - 0.5%
Wisconsin Gen. Oblig.:
Series 06A, 1.16% 2/5/18 (Liquidity Facility BMO Harris Bank NA), CP	2,036	2,036
Series 16A, 0.98% 1/5/18 (Liquidity Facility BMO Harris Bank NA), CP	14,200	14,200
Wisconsin Trans. Rev. Series 13A, 1% 2/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,140	3,140
		19,376
TOTAL OTHER MUNICIPAL SECURITY
(Cost $917,976)		917,976
	Shares (000s)	Value (000s)

Investment Company - 5.1%
Fidelity Tax-Free Cash Central Fund, 1.75% (g)(h)
(Cost $180,358)	180,345	180,358
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $3,504,658)		3,504,658
NET OTHER ASSETS (LIABILITIES) - 1.6%		56,901
NET ASSETS - 100%		$3,561,559

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,314,000 or 1.5% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,445,000 or 1.3% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada)	8/1/16 - 8/1/17	$6,595
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.87% 2/9/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$1,790
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.86%, tender 2/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/7/17	$4,800
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.88%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$5,400
Lexington County School District #1 Bonds Series Solar 0058, 1.86%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati)	10/31/17	$1,100
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.89%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$1,175
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/17	$10,900
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada)	11/1/16 - 8/1/17	$1,900
Riverton Hosp. Rev. Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 1/25/18 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.99%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.89% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$1,455
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.89% 1/4/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,131
Total	$1,131

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Government Portfolio

December 31, 2017

GVP-QTLY-0218
1.811316.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 13.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Notes
1/15/18	1.38%	$93,000	$109,490
U.S. Treasury Obligations - 13.2%
U.S. Treasury Bills
2/8/18 to 6/28/18	1.14 to 1.56	10,110,620	10,064,276
U.S. Treasury Notes
1/31/18 to 10/31/19	1.09 to 1.59 (b)	3,319,345	3,320,046
			13,384,322
TOTAL U.S. TREASURY DEBT
(Cost $13,493,812)			13,493,812

Variable Rate Demand Note - 0.0%
New York - 0.0%
FHLMC New York Hsg. Fin. Agcy. Rev. (Sea Park West Hsg. Proj.) Series 2004 A, 1.76% 1/5/18, LOC Freddie Mac, VRDN
1/5/18	1.76 (b)(c)	14,100	14,100
FNMA New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, 1.7% 1/5/18, LOC Fannie Mae, VRDN
1/5/18	1.70 (b)(c)	29,000	29,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $43,100)			43,100

U.S. Government Agency Debt - 50.0%
Federal Agencies - 50.0%
Fannie Mae
1/11/18 to 3/26/18	1.30 to 1.33 (b)	943,500	941,950
Federal Farm Credit Bank
1/8/18 to 6/26/19	1.21 to 1.60 (b)	4,128,000	4,128,628
Federal Home Loan Bank
1/2/18 to 2/26/19	1.04 to 1.52 (b)	37,773,091	37,765,772
Freddie Mac
1/5/18 to 11/20/18	1.12 to 1.56 (b)	7,869,907	7,865,607
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $50,701,957)			50,701,957

U.S. Government Agency Repurchase Agreement - 18.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.37% dated 12/29/17 due 1/2/18 (Collateralized by (U.S. Government Obligations)) #	$2,100,368	$2,100,048
1.41% dated 12/29/17 due 1/2/18 (Collateralized by (U.S. Government Obligations)) #	5,300,641	5,299,810
With:
BMO Capital Markets Corp. at 1.23%, dated 11/15/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $54,317,897, 0.00% - 9.65%, 5/25/18 - 12/1/47)	53,123	53,000
BMO Harris Bank NA at:
1.23%, dated 11/15/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $54,148,659, 2.00% - 5.50%, 10/24/19 - 8/20/45)	53,123	53,000
1.26%, dated 11/13/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $106,265,640, 2.50% - 5.00%, 1/1/29 - 9/1/47)	104,335	104,000
BNP Paribas, S.A. at:
1.17%, dated 10/25/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $73,612,671, 0.00% - 8.13%, 10/31/18 - 10/1/47)	72,199	72,000
1.29%, dated:
11/27/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $71,551,274, 0.00% - 7.00%, 10/31/18 - 8/1/47)	70,158	70,000
12/1/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $149,913,600, 0.00% - 5.38%, 10/31/18 - 1/20/47)	146,314	146,000
1.3%, dated 11/20/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $71,668,536, 0.00% - 6.50%, 10/31/18 - 4/1/47)	70,222	70,000
1.32%, dated 12/1/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $149,361,184, 0.00% - 6.57%, 10/31/18 - 3/20/46)	146,482	146,000
Citibank NA at:
1.36%, dated 12/26/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $73,864,498, 0.13% - 4.38%, 7/31/18 - 11/15/45)	72,019	72,000
1.37%, dated 12/26/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $438,097,263, 0.00% - 9.50%, 2/15/18 - 11/15/52)	428,114	428,000
Goldman Sachs & Co. at 1.35%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $175,466,316, 2.54% - 6.00%, 6/10/25 - 7/1/47)	172,026	172,000
ING Financial Markets LLC at:
1.26%, dated:
11/13/17 due 2/2/18 (Collateralized by U.S. Government Obligations valued at $142,183,450, 2.24% - 4.00%, 7/25/39 - 5/16/53)	139,443	139,000
11/14/17 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $85,826,996, 1.25% - 2.25%, 4/30/19 - 8/15/27)	84,268	84,000
12/4/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $73,514,569, 2.00%, 7/31/20 - 2/15/23)	72,081	72,000
1.32%, dated 11/15/17 due 2/14/18 (Collateralized by U.S. Government Obligations valued at $142,030,827, 2.38% - 7.00%, 3/15/31 - 9/1/47)	139,464	139,000
1.37%, dated:
12/27/17 due 2/2/18 (Collateralized by U.S. Government Obligations valued at $263,220,104, 3.00% - 4.50%, 7/1/32 - 1/1/48)	258,844	258,000
12/28/17 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $87,736,761, 1.13% - 2.25%, 5/31/19 - 11/15/25)	86,295	86,000
12/29/17 due 2/2/18 (Collateralized by U.S. Government Obligations valued at $163,224,844, 3.50% - 4.00%, 2/1/47 - 9/1/47)	160,548	160,000
Merrill Lynch, Pierce, Fenner & Smith at 1.33%, dated 12/14/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $452,177,181, 3.50%, 8/20/47)	444,015	443,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.27%, dated 12/5/17 due 2/6/18 (Collateralized by U.S. Government Obligations valued at $192,970,424, 2.24% - 5.50%, 2/1/21 - 12/1/47)	189,420	189,000
1.33%, dated 12/11/17 due 2/9/18 (Collateralized by U.S. Government Obligations valued at $192,936,687, 2.18% - 5.00%, 8/1/19 - 12/15/47)	189,419	189,000
1.35%, dated:
12/15/17 due 2/13/18 (Collateralized by U.S. Government Obligations valued at $165,351,537, 2.30% - 5.96%, 11/1/21 - 12/1/47)	162,365	162,000
12/27/17 due 2/26/18 (Collateralized by U.S. Government Obligations valued at $248,935,998, 2.00% - 5.75%, 8/1/19 - 6/20/67)	244,558	244,000
12/28/17 due 2/27/18 (Collateralized by U.S. Government Obligations valued at $205,058,441, 2.38% - 5.75%, 5/1/21 - 12/1/47)	201,460	201,000
12/29/17 due 2/28/18 (Collateralized by U.S. Government Obligations valued at $72,430,863, 2.50% - 5.37%, 11/1/21 - 1/1/48)	71,162	71,000
1.36%, dated 12/29/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $146,902,196, 1.63% - 5.00%, 8/1/24 - 12/1/47)	144,038	144,000
1.4%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $140,781,896, 0.00% - 6.15%, 10/1/18 - 3/1/50)	138,021	138,000
Natixis SA at 1.35%, dated:
12/28/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $147,102,860, 0.63% - 5.38%, 1/31/19 - 2/15/45)	144,038	144,000
12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $140,781,114, 2.49% - 6.00%, 7/1/27 - 11/1/47)	138,021	138,000
Nomura Securities International, Inc. at 1.42%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $1,506,777,699, 2.06% - 9.00%, 2/15/18 - 11/20/67)	1,477,233	1,477,000
RBC Capital Markets Corp. at 1.3%, dated 12/5/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $207,537,926, 2.50% - 7.50%, 3/1/26 - 12/1/47)	203,462	203,000
RBC Dominion Securities at:
1.14%, dated:
10/17/17 due 1/5/18:
(Collateralized by U.S. Government Obligations valued at $147,240,630, 1.50% - 8.88%, 2/15/19 - 10/20/47)	144,420	144,000
(Collateralized by U.S. Government Obligations valued at $147,242,896, 1.13% - 8.88%, 2/15/19 - 11/20/47)	144,429	144,000
10/18/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $146,285,599, 0.38% - 8.88%, 2/15/19 - 5/20/47)	143,417	143,000
1.15%, dated 10/19/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $176,882,865, 0.13% - 8.88%, 2/15/19 - 11/20/47)	173,492	173,000
1.22%, dated 11/16/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $144,049,523, 0.38% - 8.88%, 2/15/19 - 8/15/47)	141,296	141,000
1.24%, dated 11/27/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $141,987,478, 0.38% - 8.88%, 2/15/19 - 8/15/47)	139,187	139,000
1.28%, dated 11/29/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $143,993,862, 1.50% - 8.88%, 2/15/19 - 9/20/47)	141,351	141,000
1.32%, dated 12/20/17 due 1/5/18:
(Collateralized by U.S. Government Obligations valued at $43,880,926, 2.00% - 8.88%, 2/15/19 - 12/20/47)	43,052	43,000
(Collateralized by U.S. Government Obligations valued at $43,880,951, 1.13% - 8.88%, 2/15/19 - 12/20/47)	43,057	43,000
1.33%, dated 12/20/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $73,481,473, 0.38% - 8.88%, 2/15/19 - 11/20/47)	72,154	72,000
1.38%, dated 12/29/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $143,842,328, 1.13% - 8.88%, 2/15/19 - 3/20/47)	141,038	141,000
RBC Financial Group at:
1.14%, dated 10/16/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $73,621,397, 2.51% - 4.50%, 11/1/25 - 11/1/47)	72,210	72,000
1.16%, dated 10/19/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $146,212,495, 2.10% - 5.00%, 4/1/26 - 12/1/47)	143,424	143,000
1.19%, dated:
11/1/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $36,693,047, 2.94% - 4.50%, 12/1/29 - 9/1/47)	36,007	35,900
11/13/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $100,261,029, 1.50% - 4.50%, 11/1/25 - 12/1/47)	98,094	97,900
1.2%, dated 11/14/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $71,516,620, 2.94% - 4.50%, 6/1/29 - 9/1/47)	70,147	70,000
1.21%, dated:
11/8/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $184,961,291, 0.00% - 5.00%, 7/15/25 - 12/20/47)	181,499	181,000
11/15/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $142,008,738, 2.10% - 5.00%, 3/1/26 - 12/1/47)	139,294	139,000
1.22%, dated 11/16/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $99,097,590, 2.50% - 4.50%, 7/1/27 - 11/1/47)	97,207	97,000
1.31%, dated 12/1/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $79,652,644, 2.30% - 4.50%, 4/1/26 - 9/1/47)	78,255	78,000
1.32%, dated 12/4/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $149,078,371, 2.10% - 4.59%, 1/1/27 - 11/20/65)	146,487	146,000
1.33%, dated 12/11/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $146,999,381, 2.10% - 5.00%, 2/1/26 - 12/20/47)	144,468	144,000
Societe Generale at:
1.14%, dated 11/3/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $286,313,437, 0.13% - 3.88%, 5/15/18 - 2/15/46)	279,592	279,000
1.25%, dated 11/27/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $540,489,532, 0.13% - 3.75%, 5/15/18 - 8/15/46)	529,771	529,000
1.31%, dated 11/30/17 due 1/31/18 (Collateralized by U.S. Treasury Obligations valued at $104,215,801, 0.00% - 3.88%, 3/8/18 - 8/15/40)	102,230	102,000
Sumitomo Mitsui Banking Corp. at 1.43%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $864,077,271, 3.50%, 8/20/43 - 8/20/47)	847,135	847,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.27%, dated 11/14/17 due 1/4/18 (Collateralized by U.S. Government Obligations valued at $123,682,777, 0.63% - 3.00%, 6/30/18 - 11/20/46)	121,218	121,000
1.3%, dated 11/24/17 due 1/4/18 (Collateralized by U.S. Government Obligations valued at $119,512,716, 0.63% - 3.00%, 6/30/18 - 11/20/46)	117,173	117,000
1.37%, dated 12/6/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $235,163,401, 0.63% - 3.00%, 6/30/18 - 8/20/46)	230,636	230,320
1.41%, dated 12/27/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $98,942,152, 3.50%, 9/20/47)	96,985	96,875
1.42%, dated:
12/22/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $123,075,876, 0.63% - 3.00%, 6/30/18 - 6/20/46)	120,748	120,581
12/26/17 due 1/5/18 (Collateralized by U.S. Government Obligations valued at $125,556,174, 3.00%, 6/20/46)	123,170	123,000
1/4/18 due 1/5/18(d)(e)	123,160	123,000
1/4/18 due 1/5/18(d)(e)	119,136	119,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $18,802,434)		18,802,434

U.S. Treasury Repurchase Agreement - 17.5%
With:
Barclays Capital, Inc. at:
1.35%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $124,805,884, 0.00% - 4.50%, 4/15/18 - 2/15/44)	122,018	122,000
1.36%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $30,604,642, 0.88% - 2.00%, 1/31/19 - 5/15/22)	30,005	30,000
BMO Harris Bank NA at:
1.16%, dated 11/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $64,720,140, 1.38%, 2/28/19)	63,130	63,000
1.19%, dated:
11/6/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $130,191,971, 1.00% - 3.75%, 2/15/18 - 11/15/43)	126,383	126,000
11/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $181,418,082, 1.38% - 2.75%, 7/31/22 - 2/15/27)	176,483	176,000
11/8/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $130,655,866, 1.38% - 3.00%, 9/30/23 - 11/15/44)	126,342	126,000
1.23%, dated:
11/10/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $64,905,611, 1.38% - 3.50%, 2/15/18 - 5/15/27)	63,177	63,000
11/13/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $65,142,008, 1.38% - 2.25%, 9/30/23 - 12/31/23)	63,170	63,000
1.25%, dated:
11/14/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $130,697,285, 1.38% - 3.88%, 9/30/23 - 8/15/40)	125,395	125,000
11/15/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $128,281,597, 1.38% - 2.38%, 9/30/23 - 5/15/27)	125,373	125,000
1.26%, dated 11/17/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $64,640,263, 1.38% - 3.13%, 5/15/21 - 9/30/23)	63,183	63,000
1.27%, dated 11/17/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $66,042,947, 1.38% - 3.75%, 9/30/23 - 11/15/43)	63,196	63,000
1.3%, dated 11/27/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $129,679,344, 1.38% - 3.13%, 9/30/23 - 11/15/44)	125,361	125,000
1.31%, dated 11/27/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $76,875,604, 0.63% - 4.50%, 4/30/18 - 11/15/47)	75,240	75,000
BNP Paribas, S.A. at:
1.12%, dated 11/3/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $258,864,616, 1.24% - 3.00%, 10/31/18 - 11/15/45)	252,470	252,000
1.13%, dated 10/16/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $134,047,199, 1.24% - 3.00%, 8/31/18 - 11/15/45)	130,359	130,000
1.15%, dated 11/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $384,281,918, 1.24% - 8.13%, 9/30/18 - 2/15/46)	376,745	376,000
1.16%, dated:
10/25/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $131,921,039, 1.24% - 3.00%, 10/31/18 - 2/15/47)	129,353	129,000
11/9/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $260,374,618, 1.24% - 3.00%, 10/31/18 - 8/15/46)	253,497	253,000
11/10/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $128,739,549, 1.24% - 8.75%, 10/31/18 - 5/15/46)	126,248	126,000
1.25%, dated 11/22/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $128,702,969, 0.00% - 8.75%, 1/4/18 - 11/15/28)	126,267	126,000
1.28%, dated:
11/27/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $255,654,431, 1.24% - 4.38%, 10/31/18 - 11/15/44)	250,560	250,000
12/1/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $134,793,226, 1.24% - 4.38%, 10/31/18 - 5/15/41)	132,282	132,000
1.29%, dated 11/28/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $129,909,637, 1.13% - 3.00%, 10/31/18 - 5/15/45)	127,328	127,000
1.31%, dated:
11/30/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $390,028,324, 0.88% - 8.75%, 1/31/18 - 5/15/45)	381,175	380,000
12/1/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $134,796,830, 1.24% - 3.63%, 2/15/18 - 8/15/43)	132,432	132,000
12/21/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $263,275,021, 1.24% - 5.50%, 10/31/18 - 11/15/44)	258,310	258,000
1.32%, dated:
12/26/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $199,971,319, 1.24% - 2.00%, 10/31/18 - 11/15/26)	196,216	196,000
12/28/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $199,956,662, 1.00% - 8.75%, 10/31/18 - 11/15/26)	196,244	196,000
1.34%, dated:
12/15/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $271,501,789, 1.24% - 2.00%, 10/31/18 - 11/15/26)	266,891	266,000
12/18/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $132,674,129, 1.24% - 5.50%, 10/31/18 - 8/15/46)	130,440	130,000
Deutsche Bank AG at 1.41%, dated 12/29/17 due 1/2/18:
(Collateralized by U.S. Treasury Obligations valued at $915,083,446, 0.63% - 6.25%, 6/30/18 - 2/15/37)	897,141	897,000
(Collateralized by U.S. Treasury Obligations valued at $350,326,531, 1.13% - 8.75%, 7/31/18 - 11/15/46)	343,054	343,000
Deutsche Bank Securities, Inc. at 1.41%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $115,278,058, 2.13%, 2/29/24)	113,018	113,000
DNB Bank ASA at 1.38%, dated 12/28/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $290,767,398, 1.38% - 1.50%, 8/31/18 - 2/28/20)	285,055	285,000
Federal Reserve Bank of New York at 1.25%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,135,574,391, 2.75%, 2/15/24 - 8/15/42)	4,135,574	4,135,000
HSBC Securities, Inc. at:
1.34%, dated 12/28/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $133,909,396, 3.00% - 3.63%, 8/15/43 - 11/15/45)	130,034	130,000
1.45%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $90,834,125, 1.25%, 1/31/19)	88,014	88,000
ING Financial Markets LLC at 1.38%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $45,191,895, 1.38%, 6/30/18)	44,007	44,000
Lloyds Bank PLC at:
1.24%, dated 10/24/17 due 1/24/18 (Collateralized by U.S. Treasury Obligations valued at $133,116,304, 1.25% - 7.63%, 10/31/19 - 8/15/26)	130,412	130,000
1.26%, dated 10/27/17 due 1/29/18 (Collateralized by U.S. Treasury Obligations valued at $131,980,388, 1.63% - 6.75%, 7/31/21 - 8/15/26)	128,421	128,000
1.32%, dated:
11/16/17 due 2/14/18 (Collateralized by U.S. Treasury Obligations valued at $104,870,541, 6.75%, 8/15/26)	101,333	101,000
12/28/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $133,541,998, 2.13%, 8/15/21)	130,024	130,000
1.35%, dated 11/22/17 due 2/20/18 (Collateralized by U.S. Treasury Obligations valued at $129,975,816, 1.75% - 6.75%, 12/31/21 - 8/15/26)	126,425	126,000
1.37%, dated 11/29/17 due 2/27/18 (Collateralized by U.S. Treasury Obligations valued at $257,334,470, 1.25% - 7.63%, 1/31/20 - 2/15/25)	251,860	251,000
1.41%, dated:
12/14/17 due 3/21/18 (Collateralized by U.S. Treasury Obligations valued at $272,367,227, 6.00% - 7.63%, 2/15/25 - 8/15/26)	263,999	263,000
12/15/17 due 3/15/18 (Collateralized by U.S. Treasury Obligations valued at $272,967,337, 1.75% - 2.63%, 8/15/20 - 6/30/22)	265,934	265,000
MUFG Securities EMEA PLC at:
1.25%, dated:
11/28/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $109,850,733, 1.25% - 2.25%, 2/29/20 - 5/15/26)	107,193	107,000
11/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $96,008,176, 1.13% - 2.50%, 2/28/19 - 5/15/46)	94,111	94,000
1.27%, dated 12/6/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $175,559,260, 2.88% - 3.00%, 5/15/45 - 11/15/46)	170,180	170,000
1.3%, dated:
12/11/17 due 1/11/18 (Collateralized by U.S. Treasury Obligations valued at $66,881,952, 2.25% - 3.13%, 5/15/19 - 12/31/23)	65,073	65,000
12/15/17 due:
1/4/18 (Collateralized by U.S. Treasury Obligations valued at $303,437,437, 2.63%, 11/15/20)	297,215	297,000
1/5/18 (Collateralized by U.S. Treasury Obligations valued at $51,063,436, 1.63% - 3.63%, 2/15/21 - 5/15/26)	50,043	50,000
1.31%, dated 11/28/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $38,911,733, 1.25% - 1.50%, 3/31/19 - 8/15/26)	38,118	38,000
1.35%, dated 12/22/17 due 1/10/18 (Collateralized by U.S. Treasury Obligations valued at $81,810,267, 2.50% - 3.00%, 2/15/45 - 11/15/45)	79,056	79,000
1.55%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $82,867,300, 1.88%, 5/31/22)	81,014	81,000
Natixis SA at 1.34%, dated 12/28/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $264,229,228, 0.75% - 3.13%, 3/31/18 - 8/15/44)	259,067	259,000
Norinchukin Bank at:
1.3%, dated:
10/26/17 due 1/26/18 (Collateralized by U.S. Treasury Obligations valued at $65,433,298, 3.63%, 2/15/20)	64,213	64,000
11/6/17 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $64,384,351, 3.63%, 2/15/20)	63,200	63,000
1.32%, dated 11/9/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $64,379,106, 3.63%, 2/15/20)	63,208	63,000
1.33%, dated 11/15/17 due 2/13/18 (Collateralized by U.S. Treasury Obligations valued at $63,345,894, 3.63%, 2/15/20)	62,206	62,000
1.35%, dated:
11/21/17 due 2/21/18 (Collateralized by U.S. Treasury Obligations valued at $128,705,578, 3.63%, 8/15/19)	126,435	126,000
11/22/17 due 2/22/18 (Collateralized by U.S. Treasury Obligations valued at $127,679,705, 2.13% - 3.63%, 8/15/19 - 8/31/20)	125,431	125,000
1.37%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $67,394,828, 3.63%, 2/15/20)	66,226	66,000
1.38%, dated 12/7/17 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $132,713,800, 3.63%, 8/15/19)	130,424	130,000
1.41%, dated 12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $83,690,216, 3.63%, 2/15/20)	82,289	82,000
Prudential Insurance Co. of America at 1.44%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $638,782,151, 1.00% - 8.75%, 7/31/19 - 2/15/31)	620,956	620,857
RBC Dominion Securities at:
1.14%, dated 10/23/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $132,900,431, 1.25% - 8.88%, 2/15/19 - 8/15/47)	130,350	130,000
1.16%, dated 10/25/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $66,448,672, 1.25% - 8.88%, 2/15/19 - 8/15/47)	65,193	65,000
1.22%, dated 11/20/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $128,608,345, 1.25% - 8.88%, 2/15/19 - 8/15/47)	126,169	125,900
1.25%, dated:
11/21/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $128,755,904, 1.25% - 8.88%, 2/15/19 - 8/15/47)	126,276	126,000
11/22/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $51,572,256, 1.88% - 8.88%, 2/15/19 - 11/15/46)	50,109	50,000
1.27%, dated 12/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $200,236,066, 1.00% - 8.88%, 11/30/18 - 8/15/47)	196,235	196,000
1.28%, dated:
12/8/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $133,752,634, 1.25% - 8.88%, 2/15/19 - 8/15/47)	131,144	131,000
12/11/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $67,375,695, 1.25% - 8.88%, 11/30/18 - 8/15/47)	66,056	66,000
1.29%, dated:
12/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $66,363,134, 1.25% - 8.88%, 2/15/19 - 8/15/47)	65,142	65,000
12/12/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $134,162,678, 1.00% - 8.88%, 11/30/18 - 11/15/46)	131,141	131,000
1.3%, dated 12/15/17 due 1/5/18:
(Collateralized by U.S. Treasury Obligations valued at $54,095,812, 1.50% - 8.88%, 2/15/19 - 11/15/46)	53,048	53,000
(Collateralized by U.S. Treasury Obligations valued at $81,653,921, 1.50% - 8.88%, 2/15/19 - 11/15/46)	80,081	80,000
1.31%, dated 12/18/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $202,071,806, 0.88% - 8.88%, 12/31/18 - 8/15/47)	198,267	198,000
RBS Securities, Inc. at 1.4%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $25,500,987, 0.88% - 8.00%, 5/15/19 - 11/15/21)	25,004	25,000
Societe Generale at:
1.33%, dated 12/6/17 due 1/10/18 (Collateralized by U.S. Treasury Obligations valued at $264,874,849, 0.00% - 8.75%, 4/15/18 - 11/15/46)	259,335	259,000
1.35%, dated 12/8/17 due 1/22/18 (Collateralized by U.S. Treasury Obligations valued at $265,296,875, 0.00% - 9.13%, 3/22/18 - 8/15/47)	258,435	258,000
Sumitomo Mitsui Banking Corp. at 1.41%, dated 12/29/17(Collateralized by U.S. Treasury Obligations valued at $524,362,141, 2.38%, 8/15/24)	514,081	514,000
Sumitomo Mitsui Trust Bank Ltd. at 1.41%, dated 12/27/17 (Collateralized by U.S. Treasury Obligations valued at $43,931,674, 2.00%, 10/31/22)	43,049	43,000
TD Securities (U.S.A.) at 1.42%, dated 12/29/17 due 1/2/18(Collateralized by U.S. Treasury Obligations valued at $370,320,421, 0.00% - 3.75%, 1/4/18 - 8/15/46)	363,057	363,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $17,753,757)		17,753,757
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $100,795,060)		100,795,060
NET OTHER ASSETS (LIABILITIES) - 0.6%		588,813
NET ASSETS - 100%		$101,383,873

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$2,100,048,000 due 1/02/18 at 1.37%
J.P. Morgan Securities, Inc.	$755,064
Merrill Lynch, Pierce, Fenner & Smith, Inc.	390,997
RBC Dominion Securities, Inc.	820,136
Wells Fargo Securities LLC	133,851
$2,100,048
$5,299,810,000 due 1/02/18 at 1.41%
BNP Paribas, S.A.	144,981
Bank of America NA	1,396,816
Bank of Nova Scotia	264,965
Credit Agricole CIB New York Branch	120,984
HSBC Securities (USA), Inc.	425,944
J.P. Morgan Securities, Inc.	216,971
Mizuho Securities USA, Inc.	784,897
RBC Dominion Securities, Inc.	217,479
Wells Fargo Securities LLC	1,726,773
$5,299,810

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Money Market Portfolio

December 31, 2017

MMP-QTLY-0218
1.811317.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 36.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.0%
Wells Fargo Bank NA
1/16/18 to 7/5/18	1.55 to 1.73 (b)(c)%	$779,000	$779,000
London Branch, Eurodollar, Foreign Banks - 5.0%
ABN AMRO Bank NV
1/5/18 to 2/5/18	1.46	591,000	591,000
Mizuho Bank Ltd. London Branch
1/5/18 to 3/15/18	1.44 to 1.70	278,000	277,429
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/12/18 to 4/9/18	1.44 to 1.70	411,000	411,000
			1,279,429
New York Branch, Yankee Dollar, Foreign Banks - 28.2%
Bank of Montreal
4/9/18 to 8/10/18	1.56 to 1.70 (b)(c)	1,128,000	1,128,000
Bank of Nova Scotia
4/10/18 to 7/13/18	1.54 to 1.66 (b)(c)	563,000	563,003
Bayerische Landesbank
1/16/18	1.70	259,000	259,000
Canadian Imperial Bank of Commerce
2/2/18 to 5/22/18	1.63 to 1.86 (b)(c)	300,000	300,031
KBC Bank NV
1/16/18 to 3/8/18	1.39 to 1.63	956,000	955,999
Landesbank Baden- Wuerttemberg New York Branch
1/2/18 to 1/8/18	1.48	1,154,000	1,154,000
Mitsubishi UFJ Trust & Banking Corp.
1/12/18 to 3/2/18	1.52 to 1.72 (b)(c)	860,000	860,000
Mizuho Corporate Bank Ltd.
3/19/18 to 4/9/18	1.64 to 1.66 (b)(c)	239,000	239,007
Royal Bank of Canada
3/28/18 to 8/30/18	1.54 to 1.71 (b)(c)	902,000	902,000
Sumitomo Mitsui Banking Corp.
1/16/18 to 2/5/18	1.53 to 1.70 (b)(c)	893,000	893,000
			7,254,040
TOTAL CERTIFICATE OF DEPOSIT
(Cost $9,312,469)			9,312,469

Financial Company Commercial Paper - 28.2%
Bank of Nova Scotia
6/1/18 to 8/28/18	1.53 to 1.54 (b)(c)	459,000	459,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/3/18 to 3/28/18	1.47 to 1.89 (d)	640,000	638,478
Bayerische Landesbank
1/2/18 to 1/8/18	1.49	1,001,000	1,000,858
BPCE SA
1/31/18	1.43 to 1.44	751,000	750,107
Canadian Imperial Bank of Commerce
3/5/18 to 8/28/18	1.53 to 1.67 (b)(c)	748,000	748,000
Credit Suisse AG
3/12/18	1.66	250,000	249,198
J.P. Morgan Securities, LLC
4/9/18 to 6/19/18	1.61 to 1.75 (b)(c)	740,300	740,300
Mitsubishi UFJ Trust & Banking Corp.
1/12/18 to 1/17/18	1.41	220,000	219,891
Natexis Banques Populaires New York Branch
3/8/18	1.66	240,000	239,274
Nationwide Building Society
2/6/18	1.46	240,000	239,652
The Toronto-Dominion Bank
1/2/18 to 8/28/18	1.45 to 1.67 (b)	913,000	912,984
UBS AG London Branch
3/2/18 to 4/3/18	1.57 to 1.64 (b)	1,062,000	1,062,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $7,259,742)			7,259,742

Asset Backed Commercial Paper - 2.4%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

1/25/18	1.42	96,000	95,910
2/1/18	1.43	66,000	65,919
3/23/18	1.81	100,000	99,595
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/25/18	1.42	144,000	143,865
1/26/18	1.43	47,000	46,954
1/26/18	1.43	77,000	76,924
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
2/6/18	1.46	80,000	79,884
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $609,051)			609,051

Non-Financial Company Commercial Paper - 2.7%
Bell Canada
1/19/18 to 1/23/18	1.51	120,810	120,706
Comcast Corp.
1/3/18	1.85	44,000	43,995
Dominion Resources, Inc.
1/3/18 to 1/23/18	1.52 to 1.55	200,750	200,649
Duke Energy Corp.
1/2/18 to 1/8/18	1.46 to 1.90	40,000	39,994
Eversource Energy
1/2/18 to 1/3/18	1.90	132,000	131,990
Rogers Communications, Inc.
1/11/18	1.51	33,000	32,986
1/4/18	1.50	38,000	37,995
Sempra Global
1/8/18 to 1/12/18	1.53 to 1.65	44,750	44,731
Tyson Foods, Inc.
1/2/18	1.85	13,500	13,499
Virginia Electric & Power Co.
1/3/18	1.70	22,750	22,748
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $689,293)			689,293

U.S. Treasury Debt - 2.2%
U.S. Treasury Obligations - 2.2%
U.S. Treasury Notes
1/31/18 to 10/31/18
(Cost $559,006)	1.62 to 1.72 (b)(c)	559,000	559,006

Other Instrument - 1.8%
Master Notes - 1.8%
Toyota Motor Credit Corp.
1/5/18
(Cost $459,000)	1.84 (b)(c)	459,000	459,000

Variable Rate Demand Note - 0.5%
Florida - 0.1%
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 1.93% 1/2/18, VRDN
1/2/18	1.93 (b)	40,600	40,600
New York - 0.4%
New York City Gen. Oblig. Series 2008 J5, 1.9% 1/2/18 (Liquidity Facility Bank of America NA), VRDN
1/2/18	1.90 (b)	37,715	37,715
New York City Gen. Oblig. Series 2008 J6, 1.85% 1/2/18, LOC Landesbank Hessen-Thuringen, VRDN
1/2/18	1.85 (b)	63,315	63,315
			101,030
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $141,630)			141,630

Tender Option Bond - 0.1%
Pennsylvania - 0.1%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 1.8% 1/2/18 (Liquidity Facility Royal Bank of Canada)
1/2/18
(Cost $39,500)	1.80 (b)(e)	39,500	39,500

Non-Negotiable Time Deposit - 5.0%
Time Deposits - 5.0%
Bank of Montreal London Branch
1/2/18	1.42	132,000	132,000
Barclays Bank PLC
1/2/18	1.45	621,000	621,000
Credit Agricole CIB
1/2/18 to 1/3/18	1.35 to 1.48	531,924	531,924
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,284,924)			1,284,924

U.S. Government Agency Repurchase Agreement - 0.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.41% dated 12/29/17 due 1/2/18 (Collateralized by (U.S. Government Obligations)) #	$24,612	$24,608
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $24,608)		24,608

U.S. Treasury Repurchase Agreement - 1.8%
With:
Deutsche Bank AG at 1.41%, dated 12/29/17 due 1/2/18
(Collateralized by U.S. Treasury Obligations valued at $231,576,297, 1.50% - 7.63%, 3/31/19 - 11/15/46)	227,036	227,000
(Collateralized by U.S. Treasury Obligations valued at $88,753,964, 1.50% - 2.25%, 12/31/22 - 11/15/27)	87,014	87,000
Deutsche Bank Securities, Inc. at 1.41%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $29,584,669, 2.25%, 8/15/27)	29,005	29,000
ING Financial Markets LLC at 1.38%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $11,303,038, 1.38%, 6/30/18)	11,002	11,000
MUFG Securities EMEA PLC at 1.55%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $21,231,775, 1.88%, 5/31/22)	20,754	20,750
TD Securities (U.S.A.) at 1.42%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $93,854,903, 0.00% - 2.13%, 6/28/18 - 2/29/24)	92,015	92,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $466,750)		466,750

Other Repurchase Agreement - 19.2%
Other Repurchase Agreement - 19.2%
With:
BNP Paribas at 1.55%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $87,157,682, 0.00% - 7.30%, 1/15/19 - 3/29/67)	83,014	83,000
Citigroup Global Markets, Inc. at:
1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $612,470,236)	567,102	567,000
1.66%, dated 12/28/17 due 1/4/18 (Collateralized by Equity Securities valued at $448,303,344)	415,134	415,000
1.77%, dated 12/28/17 due 1/23/18 (Collateralized by Equity Securities valued at $128,551,637)	119,152	119,000
2.26%, dated 11/20/17 due 2/20/18 (Collateralized by Mortgage Loan Obligations valued at $124,915,012, 0.00% - 5.65%, 7/15/27 - 9/17/58)	118,682	118,000
2.29%, dated 11/27/17 due 2/23/18 (Collateralized by Corporate Obligations valued at $43,298,929, 0.00% - 7.79%, 10/28/24 - 10/11/42)	40,224	40,000
HSBC Securities, Inc. at 1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $66,150,426, 3.13% - 6.35%, 2/23/23 - 10/24/67)	63,011	63,000
ING Financial Markets LLC at:
1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $130,703,523)	121,022	121,000
1.7%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $104,780,415, 3.45% - 11.00%, 5/15/19 - 1/15/43)	97,018	97,000
J.P. Morgan Securities, LLC at:
1.54%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $128,752,237, 0.24% - 7.00%, 7/25/19 - 11/16/55)	125,021	125,000
1.62%, dated 12/27/17 due 1/3/18 (Collateralized by U.S. Government Obligations valued at $213,232,383, 0.00% - 7.61%, 4/25/22 - 1/15/48)	207,065	207,000
1.77%, dated 12/29/17 due 1/5/18 (Collateralized by Mortgage Loan Obligations valued at $89,212,812, 0.50% - 8.30%, 2/15/27 - 9/15/58)	83,127	83,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.69%, dated 12/20/17 due 1/3/18 (Collateralized by Equity Securities valued at $66,874,282)	62,041	62,000
1.75%, dated 12/27/17 due 1/3/18 (Collateralized by U.S. Government Obligations valued at $210,181,285, 2.50% - 3.50%, 11/1/27 - 11/1/47)	206,070	206,000
2.3%, dated 12/7/17 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $367,810,020, 1.38% - 2.00%, 9/30/19 - 2/15/25)	362,070	360,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.61%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $79,934,325)	74,013	74,000
2%, dated 12/20/17 due:
2/5/18 (Collateralized by Equity Securities valued at $21,608,258)	20,052	20,000
2/20/18 (Collateralized by Corporate Obligations valued at $31,342,620, 1.88% - 9.00%, 4/15/18 - 1/1/49)	29,100	29,000
Mizuho Securities U.S.A., Inc. at:
1.6%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $66,161,761, 2.00% - 3.93%, 5/22/20 - 10/27/28)	63,011	63,000
1.62%, dated:
12/20/17 due 1/3/18 (Collateralized by Equity Securities valued at $66,999,269)	62,039	62,000
12/22/17 due 1/5/18 (Collateralized by Equity Securities valued at $66,993,164)	62,039	62,000
1.76%, dated 12/29/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $21,424,189, 1.44%, 1/18/19)	21,014	21,000
2.29%, dated 11/7/17 due 2/5/18 (Collateralized by Corporate Obligations valued at $43,353,888, 3.13% - 12.00%, 6/16/20 - 1/15/28)	40,229	40,000
Morgan Stanley & Co., Inc. at 1.66%, dated 12/26/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $428,257,115, 0.00% - 11.42%, 2/25/18 - 5/1/30)	416,134	416,000
RBS Securities, Inc. at 1.59%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $221,550,637, 1.44% - 6.63%, 2/2/19 - 2/14/50)	211,037	211,000
Royal Bank of Canada at 1.67%, dated 12/22/17 due 1/5/18 (Collateralized by Corporate Obligations valued at $147,075,203, 1.75% - 2.25%, 4/9/20 - 4/26/22)	140,201	140,000
Societe Generale at:
1.55%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $436,659,575, 0.00% - 10.50%, 1/15/18 - 9/15/67)	417,072	417,000
1.7%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $224,172,235, 0.00% - 12.50%, 1/25/18 - 11/15/95)	209,039	209,000
1.82%, dated 12/22/17 due 1/31/18 (Collateralized by Corporate Obligations valued at $44,965,431, 0.00% - 12.50%, 11/23/18 - 12/6/57)(b)(c)(f)	42,085	42,000
Wells Fargo Securities, LLC at:
1.57%, dated 12/29/17 due 1/2/18 (Collateralized by Commercial Paper valued at $130,669,012, 1/4/18 - 8/1/18)	127,022	127,000
1.62%, dated:
12/27/17 due 1/3/18 (Collateralized by Corporate Obligations valued at $147,939,933, 0.88% - 4.25%, 9/10/18 - 10/27/26)	145,046	145,000
12/29/17 due 1/2/18
(Collateralized by Corporate Obligations valued at $89,656,276, 0.00% - 5.88%, 11/1/18 - 8/1/37)	83,015	83,000
(Collateralized by Equity Securities valued at $135,024,300)	125,023	125,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $4,952,000)		4,952,000
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $25,797,973)		25,797,973
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(50,380)
NET ASSETS - 100%		$25,747,593

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $638,478,000 or 2.5% of net assets.

 (e) Provides evidence of ownership in one or more underlying municipal bonds.

 (f) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$24,608,000 due 1/02/18 at 1.41%
BNP Paribas, S.A.	$900
BNY Mellon Capital Markets LLC	75
Bank of America NA	4,076
Bank of Nova Scotia	1,232
Citibank NA	2,639
Credit Agricole CIB New York Branch	561
HSBC Securities (USA), Inc.	1,977
J.P. Morgan Securities, Inc.	2,817
Merrill Lynch, Pierce, Fenner & Smith, Inc.	980
Mizuho Securities USA, Inc.	1,531
RBC Dominion Securities, Inc.	924
Wells Fargo Securities LLC	6,896
$24,608

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

December 31, 2017

TO-QTLY-0218
1.811324.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 96.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Notes
1/15/18	1.34 to 1.43%	$458,100	$539,342
U.S. Treasury Obligations - 92.6%
U.S. Treasury Bills
1/4/18 to 6/28/18	1.05 to 1.56	9,282,098	9,266,576
U.S. Treasury Notes
1/31/18 to 10/31/19	1.24 to 1.72 (b)	4,085,937	4,087,451
			13,354,027
TOTAL U.S. TREASURY DEBT
(Cost $13,893,369)			13,893,369
TOTAL INVESTMENT IN SECURITIES - 96.4%
(Cost $13,893,369)			13,893,369
NET OTHER ASSETS (LIABILITIES) - 3.6%			524,290
NET ASSETS - 100%			$14,417,659

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Money Market Portfolio

December 31, 2017

DOM-QTLY-0218
1.811333.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 27.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.3%
Wells Fargo Bank NA
1/16/18 to 7/5/18	1.55 to 1.73 (b)(c)%	$449,000	$449,026
London Branch, Eurodollar, Foreign Banks - 3.3%
ABN AMRO Bank NV
1/5/18 to 2/5/18	1.46	361,000	360,976
Mizuho Bank Ltd. London Branch
1/19/18	1.44	47,000	46,957
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/22/18	1.44	46,000	45,996
			453,929
New York Branch, Yankee Dollar, Foreign Banks - 21.3%
Bank of Montreal
4/9/18 to 8/10/18	1.56 to 1.70 (b)(c)	557,000	556,978
Bank of Nova Scotia
4/10/18 to 6/7/18	1.54 to 1.59 (b)(c)	415,000	415,026
Canadian Imperial Bank of Commerce
2/2/18 to 5/22/18	1.72 to 1.86 (b)(c)	203,000	203,067
KBC Bank NV
1/16/18 to 3/8/18	1.39 to 1.63	530,000	530,033
Mitsubishi UFJ Trust & Banking Corp.
1/22/18 to 3/2/18	1.53 to 1.72 (b)(c)	479,000	479,082
Mizuho Corporate Bank Ltd.
3/19/18 to 4/9/18	1.64 to 1.66 (b)(c)	187,500	187,545
Royal Bank of Canada
3/28/18 to 8/3/18	1.57 to 1.71 (b)(c)	288,000	288,000
Sumitomo Mitsui Banking Corp.
1/19/18 to 2/5/18	1.53 to 1.65 (b)(c)	231,000	231,032
			2,890,763
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,793,494)			3,793,718

Financial Company Commercial Paper - 18.0%
Bank of Nova Scotia
8/28/18	1.53 (b)(c)	150,000	149,955
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
2/8/18 to 2/21/18	1.54 to 1.57 (d)	200,000	199,556
BNP Paribas Dublin Branch
1/2/18	1.44	137,000	136,977
BPCE SA
1/31/18	1.44	160,000	159,781
Canadian Imperial Bank of Commerce
3/5/18 to 8/28/18	1.53 to 1.67 (b)(c)	420,000	419,951
J.P. Morgan Securities, LLC
1/19/18 to 5/21/18	1.61 to 1.66 (b)(c)	291,000	291,053
Nationwide Building Society
2/6/18	1.46	100,000	99,823
The Toronto-Dominion Bank
1/2/18 to 8/17/18	1.45 to 1.67 (b)	360,000	359,915
UBS AG London Branch
3/2/18 to 4/3/18	1.57 to 1.64 (b)	631,000	631,187
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,448,270)			2,448,198

U.S. Treasury Debt - 2.2%
U.S. Treasury Obligations - 2.2%
U.S. Treasury Notes
4/30/18 to 10/31/18
(Cost $294,998)	1.62 to 1.64 (b)(c)	295,000	295,293

Other Instrument - 2.0%
Master Notes - 2.0%
Toyota Motor Credit Corp.
1/5/18
(Cost $275,000)	1.84 (b)(c)	275,000	275,000

Variable Rate Demand Note - 1.1%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 1/5/18, LOC Wells Fargo Bank NA, VRDN
1/5/18	1.56 (b)	25,155	25,155
New York - 0.9%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B3, 1.9% 1/2/18 (Liquidity Facility Bank of America NA), VRDN
1/2/18	1.90 (b)	41,285	41,285
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 BB1, 1.9% 1/2/18 (Liquidity Facility Bank of America NA), VRDN
1/2/18	1.90 (b)	32,865	32,865
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2016 AA2, 1.9% 1/2/18 (Liquidity Facility Bank of America NA), VRDN
1/2/18	1.90 (b)	58,955	58,955
			133,105
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $158,260)			158,260

Non-Negotiable Time Deposit - 14.8%
Time Deposits - 14.8%
Australia & New Zealand Banking Group Ltd.
1/3/18 to 1/4/18	1.44	656,000	656,012
Bank of Montreal London Branch
1/2/18	1.42	73,000	73,000
Barclays Bank PLC
1/2/18	1.45	435,000	435,000
Credit Agricole CIB
1/2/18 to 1/3/18	1.35 to 1.48	635,000	635,004
Royal Bank of Canada
1/2/18	1.35	217,000	217,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $2,016,000)			2,016,016

U.S. Government Agency Repurchase Agreement - 4.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.37% dated 12/29/17 due 1/2/18 (Collateralized by (U.S. Government Obligations)) #	$553,020	$552,936
1.41% dated 12/29/17 due 1/2/18 (Collateralized by (U.S. Government Obligations)) #	698	698
With:
Goldman Sachs & Co. at 1.35%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $22,443,366, 4.00%, 4/1/47)	22,003	22,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.4%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $18,362,857, 2.00% - 5.00%, 8/1/19 - 11/20/67)	18,003	18,000
Natixis SA at 1.35%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $18,362,754, 2.60% - 3.70%, 12/1/28 - 4/1/45)	18,003	18,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $611,634)		611,634

U.S. Treasury Repurchase Agreement - 11.5%
With:
Barclays Capital, Inc. at:
1.35%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $15,302,380, 0.00% - 2.38%, 4/26/18 - 8/15/24)	15,002	15,000
1.36%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,080,639, 0.00% - 2.38%, 10/11/18 - 12/31/20)	4,001	4,000
Deutsche Bank AG at 1.41%, dated 12/29/17 due 1/2/18
(Collateralized by U.S. Treasury Obligations valued at $116,298,228, 1.13% - 6.25%, 6/30/21 - 5/15/30)	114,018	114,000
(Collateralized by U.S. Treasury Obligations valued at $44,887,070, 0.75% - 6.25%, 4/30/18 - 5/15/30)	44,007	44,000
Deutsche Bank Securities, Inc. at 1.41%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $14,282,318, 2.63%, 11/15/20)	14,002	14,000
Federal Reserve Bank of New York at 1.25%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,304,181,197, 3.63%, 2/15/21)	1,304,181	1,304,000
ING Financial Markets LLC at 1.38%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $6,168,056, 1.38%, 6/30/18)	6,001	6,000
MUFG Securities EMEA PLC at 1.55%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $10,229,675, 1.88%, 5/31/22)	10,002	10,000
RBS Securities, Inc. at 1.4%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,064,243, 1.13% - 1.75%, 6/15/18 - 6/30/22)	3,000	3,000
TD Securities (U.S.A.) at 1.42%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $46,927,415, 2.13%, 2/29/24)	46,007	46,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,560,000)		1,560,000

Other Repurchase Agreement - 18.0%
Other Repurchase Agreement - 18.0%
With:
BNP Paribas at 1.55%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $44,106,661, 1.02% - 5.70%, 10/19/20 - 8/15/35)	42,007	42,000
Citigroup Global Markets, Inc. at:
1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $347,822,615)	322,058	322,000
1.66%, dated 12/28/17 due 1/4/18 (Collateralized by Equity Securities valued at $233,333,864)	216,070	215,986
2.26%, dated 11/20/17 due 2/20/18 (Collateralized by Mortgage Loan Obligations valued at $75,804,078, 1.56% - 5.50%, 8/14/31 - 4/25/57)	72,416	71,996
2.29%, dated 11/27/17 due 2/23/18 (Collateralized by Corporate Obligations valued at $25,979,357, 1.93% - 7.39%, 10/25/33 - 12/15/42)	24,134	24,000
HSBC Securities, Inc. at 1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $33,600,073, 1.66% - 8.88%, 4/15/18 - 10/24/67)	32,006	32,000
ING Financial Markets LLC at:
1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $65,891,859)	61,011	61,000
1.7%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $52,930,668, 2.95% - 10.00%, 11/29/20 - 1/15/43)	49,009	49,000
J.P. Morgan Securities, LLC at:
1.54%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $64,894,450, 0.00% - 5.27%, 1/4/18 - 5/25/40)	63,011	63,000
1.62%, dated 12/27/17 due 1/3/18 (Collateralized by U.S. Government Obligations valued at $112,281,525, 0.12% - 6.00%, 12/16/34 - 2/16/59)	109,034	109,000
1.77%, dated 12/29/17 due 1/5/18 (Collateralized by Mortgage Loan Obligations valued at $45,360,299, 0.00% - 34.63%, 7/5/19 - 7/25/56)	42,064	42,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.69%, dated 12/20/17 due 1/3/18 (Collateralized by Equity Securities valued at $35,661,805)	33,022	33,000
1.75%, dated 12/27/17 due 1/3/18 (Collateralized by U.S. Government Obligations valued at $111,212,428, 3.00% - 4.00%, 3/1/30 - 12/1/47)	109,037	109,000
2.3%, dated 12/7/17 due 3/7/18 (Collateralized by U.S. Treasury Obligations valued at $220,184,169, 0.75% - 8.00%, 7/15/18 - 2/15/44)	216,236	214,979
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.61%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $39,967,174)	37,007	37,000
2%, dated 12/20/17 due:
2/5/18 (Collateralized by Equity Securities valued at $11,888,592)	11,029	10,999
2/20/18 (Collateralized by Corporate Obligations valued at $17,292,481, 1.88% - 9.00%, 3/15/18 - 6/5/2115)	16,055	15,999
Mizuho Securities U.S.A., Inc. at:
1.6%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $33,606,785, 1.88% - 6.90%, 12/15/18 - 1/1/49)	32,006	32,000
1.62%, dated:
12/20/17 due 1/3/18 (Collateralized by Equity Securities valued at $35,660,886)	33,021	33,000
12/22/17 due 1/5/18 (Collateralized by Equity Securities valued at $35,657,692)	33,021	33,000
1.76%, dated 12/29/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,202,082, 2.00%, 12/31/21)	10,007	10,000
2.29%, dated 11/7/17 due 2/5/18 (Collateralized by Corporate Obligations valued at $24,928,486, 12.00%, 6/16/20)	23,132	22,997
Morgan Stanley & Co., Inc. at 1.66%, dated 12/26/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $223,257,282, 0.00% - 13.36%, 8/15/25 - 1/1/49)	218,070	217,999
Royal Bank of Canada at 1.67%, dated 12/22/17 due 1/5/18 (Collateralized by Corporate Obligations valued at $126,065,071, 1.40% - 2.50%, 4/20/18 - 4/26/22)	120,173	120,000
Societe Generale at:
1.55%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $218,617,813, 0.00% - 7.00%, 2/13/18 - 10/19/75)	210,036	210,000
1.7%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $112,882,702, 0.00% - 12.50%, 11/23/18 - 2/28/57)	105,020	105,000
1.82%, dated 12/22/17 due 1/31/18 (Collateralized by Corporate Obligations valued at $23,707,094, 1.95% - 12.50%, 10/3/18 - 8/16/77)(b)(c)(e)	22,044	21,999
Wells Fargo Securities, LLC at:
1.57%, dated 12/29/17 due 1/2/18 (Collateralized by Commercial Paper valued at $3,090,540, 1/29/18)	3,001	3,000
1.62%, dated:
12/27/17 due 1/3/18 (Collateralized by Corporate Obligations valued at $78,561,206, 0.88% - 2.13%, 10/5/18 - 11/16/22)	77,024	76,999
12/29/17 due 1/2/18
(Collateralized by Corporate Obligations valued at $45,368,487, 0.25% - 5.50%, 6/1/18 - 6/1/35)	42,008	42,000
(Collateralized by Equity Securities valued at $68,052,257)	63,011	63,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,444,000)		2,443,953
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,601,656)		13,602,072
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,227
NET ASSETS - 100%		$13,605,299

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,556,000 or 1.5% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$552,936,000 due 1/02/18 at 1.37%
J.P. Morgan Securities, Inc.	$198,806
Merrill Lynch, Pierce, Fenner & Smith, Inc.	102,948
RBC Dominion Securities, Inc.	215,939
Wells Fargo Securities LLC	35,243
$552,936
$698,000 due 1/02/18 at 1.41%
BNP Paribas, S.A.	19
Bank of America NA	184
Bank of Nova Scotia	35
Credit Agricole CIB New York Branch	16
HSBC Securities (USA), Inc.	56
J.P. Morgan Securities, Inc.	29
Mizuho Securities USA, Inc.	103
RBC Dominion Securities, Inc.	29
Wells Fargo Securities LLC	227
$698

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Portfolio

December 31, 2017

TRES-QTLY-0218
1.811325.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 37.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.4%
U.S. Treasury Notes
1/15/18	1.34 to 1.38%	$309,000	$363,796
U.S. Treasury Obligations - 36.4%
U.S. Treasury Bills
2/8/18 to 6/28/18	1.13 to 1.56	4,845,600	4,824,537
U.S. Treasury Notes
1/31/18 to 10/31/19	1.09 to 1.72 (b)	4,386,296	4,387,072
			9,211,609
TOTAL U.S. TREASURY DEBT
(Cost $9,575,405)			9,575,405

U.S. Treasury Repurchase Agreement - 58.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.37% dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations) #	$755,091	$754,976
With:
Barclays Capital, Inc. at:
1.35%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $31,624,785, 0.00% - 2.50%, 8/16/18 - 2/15/46)	31,005	31,000
1.36%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $8,161,306, 0.00% - 6.25%, 2/8/18 - 2/15/42)	8,001	8,000
BMO Harris Bank NA at:
1.16%, dated 11/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,435,905, 1.38%, 2/28/19)	16,033	16,000
1.19%, dated:
11/6/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $32,448,226, 1.38% - 2.50%, 9/30/23 - 2/15/45)	31,094	31,000
11/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $44,321,141, 1.38% - 3.75%, 9/30/23 - 11/15/43)	43,118	43,000
11/8/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $32,115,747, 1.38% - 3.50%, 2/15/18 - 12/31/23)	31,084	31,000
1.23%, dated:
11/10/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,486,208, 1.38% - 3.50%, 2/15/18 - 5/15/27)	16,045	16,000
11/13/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,483,303, 1.38% - 3.50%, 2/15/18 - 5/15/27)	16,043	16,000
1.25%, dated:
11/14/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $32,829,659, 1.38% - 2.38%, 9/30/23 - 5/15/27)	32,101	32,000
11/15/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $32,856,015, 1.38% - 2.00%, 9/30/23 - 11/15/26)	32,096	32,000
1.26%, dated 11/17/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,392,970, 3.13%, 5/15/21)	16,046	16,000
1.27%, dated 11/17/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,762,881, 1.38% - 2.50%, 9/30/23 - 2/15/45)	16,050	16,000
1.3%, dated:
11/27/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $33,971,727, 1.38% - 2.00%, 9/30/23 - 8/15/25)	33,095	33,000
12/21/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $330,705,696, 1.63% - 3.00%, 12/31/19 - 11/15/45)	321,174	321,000
1.31%, dated 11/27/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $20,508,580, 1.25% - 6.25%, 1/31/18 - 5/15/47)	20,064	20,000
BNP Paribas, S.A. at:
1.12%, dated 11/3/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $63,358,113, 0.75% - 8.75%, 4/15/18 - 8/15/43)	62,116	62,000
1.13%, dated 10/16/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,697,470, 1.24% - 8.75%, 8/31/18 - 11/15/26)	31,086	31,000
1.15%, dated 11/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $95,029,783, 0.88% - 6.13%, 10/15/18 - 11/15/27)	93,184	93,000
1.16%, dated:
10/25/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $32,842,485, 1.24% - 3.00%, 10/31/18 - 11/15/45)	32,088	32,000
11/9/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $63,350,143, 1.24% - 8.75%, 10/31/18 - 11/15/42)	62,122	62,000
11/10/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,674,012, 1.24% - 2.75%, 10/31/18 - 8/15/42)	31,061	31,000
1.25%, dated 11/22/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $33,708,161, 1.24% - 2.50%, 10/31/18 - 2/15/45)	33,070	33,000
1.28%, dated:
11/27/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $65,363,579, 0.63% - 8.75%, 2/15/18 - 8/15/28)	64,143	64,000
12/1/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $33,698,362, 0.88% - 8.75%, 5/31/18 - 2/15/45)	33,070	33,000
1.29%, dated 11/28/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $33,702,270, 1.24% - 8.75%, 10/31/18 - 11/15/42)	33,085	33,000
1.31%, dated:
11/30/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $101,101,349, 0.88% - 8.75%, 10/15/18 - 11/15/42)	99,306	99,000
12/1/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $33,699,249, 1.24% - 3.00%, 10/31/18 - 11/15/44)	33,108	33,000
12/21/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $64,358,201, 1.24% - 8.75%, 10/31/18 - 11/15/44)	63,076	63,000
1.32%, dated:
12/26/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $48,147,271, 1.24% - 8.75%, 10/31/18 - 8/15/45)	47,052	47,000
12/28/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $49,041,470, 1.24% - 2.50%, 10/31/18 - 2/15/46)	48,060	48,000
1.34%, dated:
12/15/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $64,303,057, 1.24% - 8.75%, 10/31/18 - 11/15/26)	63,211	63,000
12/18/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $32,669,859, 1.24% - 8.75%, 2/15/18 - 11/15/45)	32,108	32,000
Deutsche Bank AG at 1.41%, dated 12/29/17 due 1/2/18
(Collateralized by U.S. Treasury Obligations valued at $233,626,634, 0.00% - 8.88%, 12/31/17 - 2/15/47)	229,036	229,000
(Collateralized by U.S. Treasury Obligations valued at $88,753,917, 0.63% - 5.50%, 3/31/18 - 8/15/28)	87,014	87,000
Deutsche Bank Securities, Inc. at 1.41%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $29,584,669, 2.25%, 8/15/27)	29,005	29,000
DNB Bank ASA at 1.38%, dated 12/28/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $70,434,337, 1.38% - 2.00%, 8/31/18 - 8/31/21)	69,013	69,000
Federal Reserve Bank of New York at 1.25%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,818,363,557, 1.25% - 8.50%, 2/15/20 - 8/15/40)	9,818,363	9,817,000
HSBC Securities, Inc. at:
1.34%, dated 12/28/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $31,832,267, 1.88% - 3.63%, 9/30/22 - 11/15/44)	31,008	31,000
1.45%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $22,709,284, 1.25%, 1/31/19)	22,004	22,000
ING Financial Markets LLC at 1.38%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $11,303,038, 1.38%, 6/30/18)	11,002	11,000
Lloyds Bank PLC at:
1.24%, dated 10/24/17 due 1/24/18 (Collateralized by U.S. Treasury Obligations valued at $31,755,519, 1.25% - 6.00%, 3/31/19 - 2/15/26)	31,098	31,000
1.26%, dated 10/27/17 due 1/29/18 (Collateralized by U.S. Treasury Obligations valued at $33,056,618, 2.13% - 7.63%, 12/31/21 - 2/15/26)	32,105	32,000
1.32%, dated:
11/16/17 due 2/14/18 (Collateralized by U.S. Treasury Obligations valued at $26,995,825, 6.75%, 8/15/26)	26,086	26,000
12/28/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $31,695,676, 2.63%, 11/15/20)	31,006	31,000
1.35%, dated 11/22/17 due 2/20/18 (Collateralized by U.S. Treasury Obligations valued at $34,052,623, 2.13% - 7.63%, 12/31/21 - 8/15/26)	33,111	33,000
1.37%, dated 11/29/17 due 2/27/18 (Collateralized by U.S. Treasury Obligations valued at $66,561,671, 1.25% - 6.75%, 3/31/19 - 8/15/26)	65,223	65,000
1.41%, dated:
12/14/17 due 3/21/18 (Collateralized by U.S. Treasury Obligations valued at $66,305,283, 6.00% - 7.63%, 2/15/25 - 8/15/26)	64,243	64,000
12/15/17 due 3/15/18 (Collateralized by U.S. Treasury Obligations valued at $64,651,674, 6.75% - 7.50%, 11/15/24 - 8/15/26)	63,222	63,000
MUFG Securities EMEA PLC at:
1.25%, dated:
11/28/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $27,615,472, 1.13% - 2.25%, 2/28/19 - 11/15/25)	27,049	27,000
11/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $24,616,195, 1.50%, 2/28/19)	24,028	24,000
1.27%, dated 12/6/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $41,830,374, 1.63% - 2.13%, 5/15/25 - 2/15/26)	41,043	41,000
1.3%, dated:
12/11/17 due 1/11/18 (Collateralized by U.S. Treasury Obligations valued at $16,325,733, 2.00% - 3.13%, 5/15/19 - 12/31/23)	16,018	16,000
12/15/17 due:
1/4/18 (Collateralized by U.S. Treasury Obligations valued at $73,652,895, 2.63%, 11/15/20)	72,302	72,250
1/5/18 (Collateralized by U.S. Treasury Obligations valued at $12,378,580, 2.38%, 12/31/20)	12,010	12,000
1.31%, dated 11/28/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $10,316,656, 1.13% - 3.63%, 2/28/19 - 8/15/26)	10,031	10,000
1.33%, dated 12/29/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $319,144,682, 1.00% - 1.50%, 11/30/18 - 5/15/20)	312,011	311,850
1.35%, dated 12/22/17 due 1/10/18 (Collateralized by U.S. Treasury Obligations valued at $19,007,628, 2.25%, 10/31/24)	18,613	18,600
1.55%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $21.489.250, 1.88%, 5/31/22)	21,004	21,000
Natixis SA at 1.34%, dated 12/28/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $64,272,017, 1.50% - 3.13%, 8/31/20 - 8/15/44)	63,016	63,000
Nomura Securities International, Inc. at 1.4%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $359,888,134, 1.13% - 8.75%, 3/31/18 - 11/15/46)	352,055	352,000
Norinchukin Bank at:
1.3%, dated:
10/26/17 due 1/26/18 (Collateralized by U.S. Treasury Obligations valued at $16,362,012, 1.88%, 6/30/20)	16,053	16,000
11/6/17 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $15,329,311, 1.88%, 6/30/20)	15,048	15,000
1.32%, dated 11/9/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $16,351,937, 1.88%, 6/30/20)	16,053	16,000
1.33%, dated 11/15/17 due 2/13/18 (Collateralized by U.S. Treasury Obligations valued at $16,346,899, 1.88%, 6/30/20)	16,053	16,000
1.35%, dated:
11/21/17 due 2/21/18 (Collateralized by U.S. Treasury Obligations valued at $33,711,387, 1.88%, 6/30/20)	33,114	33,000
11/22/17 due 2/22/18 (Collateralized by U.S. Treasury Obligations valued at $32,688,761, 1.88%, 6/30/20)	32,110	32,000
1.37%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $16,341,862, 1.88%, 6/30/20)	16,055	16,000
1.38%, dated 12/7/17 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $32,668,611, 1.88%, 6/30/20)	32,104	32,000
1.41%, dated 12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $20,412,214, 1.88%, 6/30/20)	20,071	20,000
Prudential Insurance Co. of America at 1.44%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $133,459,900, 1.00% - 8.75%, 8/15/18 - 2/15/36)	129,373	129,352
RBC Dominion Securities at:
1.14%, dated 10/23/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $31,692,485, 1.25% - 8.88%, 2/15/19 - 8/15/47)	31,083	31,000
1.16%, dated 10/25/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,356,588, 1.13% - 8.88%, 2/15/19 - 8/15/47)	16,047	16,000
1.22%, dated 11/20/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $33,008,097, 2.25% - 8.88%, 2/15/19 - 8/15/47)	32,068	32,000
1.25%, dated:
11/21/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $34,038,728, 1.21% - 8.88%, 1/31/19 - 11/15/46)	33,072	33,000
11/22/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $13,279,187, 1.25% - 8.88%, 2/15/19 - 8/15/47)	13,028	13,000
1.27%, dated 12/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $48,304,791, 1.25% - 8.88%, 11/30/18 - 11/15/46)	47,056	47,000
1.28%, dated:
12/8/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $32,708,361, 1.25% - 8.88%, 2/15/19 - 8/15/47)	32,035	32,000
12/11/17 due 1/4/18 (Collateralized by U.S. Treasury Obligations valued at $16,333,605, 1.25% - 8.88%, 2/15/19 - 8/15/47)	16,014	16,000
1.29%, dated:
12/7/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,335,615, 1.25% - 8.88%, 2/15/19 - 8/15/47)	16,035	16,000
12/12/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $32,667,094, 1.38% - 8.88%, 2/15/19 - 8/15/47)	32,034	32,000
1.3%, dated 12/15/17 due 1/5/18
(Collateralized by U.S. Treasury Obligations valued at $13,268,745, 1.50% - 8.88%, 2/15/19 - 11/15/46)	13,012	13,000
(Collateralized by U.S. Treasury Obligations valued at $19,394,135, 1.50% - 8.88%, 2/15/19 - 11/15/46)	19,019	19,000
1.31%, dated 12/18/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $48,284,480, 1.38% - 8.88%, 2/15/19 - 8/15/47)	47,063	47,000
RBS Securities, Inc. at 1.4%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $6,122,109, 1.13%, 6/15/18)	6,001	6,000
Societe Generale at:
1.33%, dated 12/6/17 due 1/10/18 (Collateralized by U.S. Treasury Obligations valued at $63,407,063, 0.00% - 8.75%, 4/26/18 - 2/15/47)	62,080	62,000
1.35%, dated 12/8/17 due 1/22/18 (Collateralized by U.S. Treasury Obligations valued at $64,507,252, 0.00% - 8.75%, 1/18/18 - 11/15/43)	63,106	63,000
Sumitomo Mitsui Banking Corp. at 1.41%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $133,640,935, 1.63%, 5/15/26)	131,021	131,000
TD Securities (U.S.A.) at 1.42%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $93,855,173, 0.00% - 3.75%, 1/25/18 - 8/15/46)	92,015	92,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $14,911,028)		14,911,028
TOTAL INVESTMENT IN SECURITIES - 96.6%
(Cost $24,486,433)		24,486,433
NET OTHER ASSETS (LIABILITIES) - 3.4%		850,859
NET ASSETS - 100%		$25,337,292

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$754,976,000 due 1/02/18 at 1.37%
J.P. Morgan Securities, Inc.	$373,532
Merrill Lynch, Pierce, Fenner & Smith, Inc.	154,704
RBC Dominion Securities, Inc.	226,740
$754,976

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Reserves Portfolio

December 31, 2017

IYT-QTLY-0218
1.9871325.101

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 28.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.2%
BMO Harris Bank NA
1/17/18	1.45%	$18,000	$17,998
Wells Fargo Bank NA
1/16/18 to 7/5/18	1.55 to 1.69 (b)(c)	66,000	66,001
			83,999
London Branch, Eurodollar, Foreign Banks - 2.9%
ABN AMRO Bank NV
1/5/18 to 2/5/18	1.46	74,000	73,995
Mizuho Bank Ltd. London Branch
1/19/18	1.44	11,000	10,990
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/12/18 to 1/22/18	1.44	26,000	25,999
			110,984
New York Branch, Yankee Dollar, Foreign Banks - 23.6%
Bank of Montreal
4/9/18 to 8/10/18	1.56 to 1.69 (b)(c)	154,000	153,993
Bank of Nova Scotia
4/10/18 to 7/13/18	1.54 to 1.66 (b)(c)	81,000	81,003
Bayerische Landesbank
1/16/18	1.70	25,000	25,003
Canadian Imperial Bank of Commerce
2/2/18 to 5/22/18	1.63 to 1.86 (b)(c)	60,000	60,018
KBC Bank NV
1/24/18 to 3/8/18	1.44 to 1.63	110,000	110,005
Landesbank Baden- Wuerttemberg New York Branch
1/2/18 to 1/8/18	1.48	137,000	137,000
Mitsubishi UFJ Trust & Banking Corp.
1/12/18 to 3/2/18	1.52 to 1.68 (b)(c)	116,000	116,018
Mizuho Corporate Bank Ltd.
3/19/18	1.66 (b)(c)	37,000	37,009
Royal Bank of Canada
3/28/18 to 7/10/18	1.61 to 1.71 (b)(c)	82,000	81,995
Sumitomo Mitsui Banking Corp.
1/19/18 to 2/5/18	1.53 to 1.70 (b)(c)	84,000	84,012
			886,056
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,080,996)			1,081,039

Financial Company Commercial Paper - 23.9%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/3/18 to 3/28/18	1.47 to 1.89 (d)	75,000	74,834
Bayerische Landesbank
1/2/18 to 1/8/18	1.49	157,900	157,860
BNP Paribas Dublin Branch
1/2/18	1.44	37,000	36,994
BPCE SA
1/31/18	1.43 to 1.44	97,000	96,867
Caisse d'Amort de la Dette Sociale
1/5/18	1.65 (d)	8,300	8,297
Canadian Imperial Bank of Commerce
3/5/18 to 8/28/18	1.53 to 1.67 (b)(c)	105,000	104,985
J.P. Morgan Securities, LLC
1/19/18 to 6/19/18	1.61 to 1.75 (b)(c)	92,000	92,007
Landesbank Baden- Wurttemberg
1/3/18	1.48	34,000	33,993
Mitsubishi UFJ Trust & Banking Corp.
1/12/18 to 1/17/18	1.41	25,000	24,983
Natexis Banques Populaires New York Branch
3/8/18	1.66	40,000	39,884
The Toronto-Dominion Bank
1/2/18 to 8/28/18	1.45 to 1.67 (b)	129,000	128,967
UBS AG London Branch
3/2/18 to 4/3/18	1.57 to 1.64 (b)	100,000	100,029
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $899,764)			899,700

Asset Backed Commercial Paper - 3.0%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

1/25/18	1.42	12,000	11,985
2/1/18	1.43	9,000	8,986
2/1/18	1.44	14,000	13,978
2/2/18	1.44	25,000	24,960
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/25/18	1.42	18,000	17,979
1/26/18	1.43	6,000	5,993
1/26/18	1.43	10,000	9,988
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

1/4/18	1.50	7,000	6,998
2/6/18	1.46	13,000	12,977
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $113,876)			113,844

Non-Financial Company Commercial Paper - 3.6%
Archer Daniels Midland Co.
1/2/18	1.44	10,000	9,998
Bell Canada
1/16/18 to 1/23/18	1.51	19,000	18,979
Comcast Corp.
1/3/18	1.85	6,000	5,999
Dominion Resources, Inc.
1/3/18 to 1/23/18	1.52 to 1.55	33,000	32,977
Duke Energy Corp.
1/2/18 to 1/8/18	1.46 to 1.90	11,700	11,697
Eversource Energy
1/2/18 to 1/3/18	1.90	19,000	18,996
Rogers Communications, Inc.
1/11/18	1.51	5,000	4,997
1/4/18	1.50	6,000	5,998
Sempra Global
1/3/18 to 1/16/18	1.53 to 1.90	12,600	12,594
Tyson Foods, Inc.
1/2/18	1.85	6,500	6,499
Virginia Electric & Power Co.
1/3/18	1.70	7,700	7,698
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $136,456)			136,432

Other Instrument - 1.9%
Master Notes - 1.9%
Toyota Motor Credit Corp.
1/5/18
(Cost $70,000)	1.84 (b)(c)	70,000	70,000

Variable Rate Demand Note - 6.4%
Alabama - 0.3%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.87% 1/2/18, VRDN
1/2/18	1.87 (b)(e)	10,000	10,000
California - 0.2%
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 2002, 1.75% 1/2/18 (Chevron Corp. Guaranteed), VRDN
1/2/18	1.75 (b)	8,050	8,050
Florida - 0.8%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 2% 1/2/18, VRDN
1/2/18	2.00 (b)(e)	19,600	19,600
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) 2% 1/2/18, VRDN
1/2/18	2.00 (b)(e)	9,100	9,100
			28,700
Louisiana - 0.2%
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1991, 1.84% 1/2/18, VRDN
1/2/18	1.84 (b)(e)	7,500	7,500
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 1.8% 1/3/18, LOC Royal Bank of Canada, VRDN
1/3/18	1.80 (b)(e)	26,700	26,700
New York - 3.2%
New York City Gen. Oblig. Series 2006 I8, 1.75% 1/2/18 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN
1/2/18	1.75 (b)	10,100	10,100
New York City Gen. Oblig. Series 2014 D3, 1.78% 1/2/18 (Liquidity Facility JPMorgan Chase Bank), VRDN
1/2/18	1.78 (b)	5,600	5,600
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2011 DD, 1.78% 1/2/18 (Liquidity Facility JPMorgan Chase Bank), VRDN
1/2/18	1.78 (b)	14,420	14,420
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2011 DD-1, 1.75% 1/2/18 (Liquidity Facility TD Banknorth, NA), VRDN
1/2/18	1.75 (b)	17,400	17,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 AA, 1.75% 1/2/18 (Liquidity Facility TD Banknorth, NA), VRDN
1/2/18	1.75 (b)	16,055	16,055
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 AA, 1.78% 1/2/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN
1/2/18	1.78 (b)	17,900	17,900
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 BB1, 1.9% 1/2/18 (Liquidity Facility Bank of America NA), VRDN
1/2/18	1.90 (b)	8,900	8,900
New York City Transitional Fin. Auth. Rev. Series 2014 D4, 1.75% 1/2/18 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN
1/2/18	1.75 (b)	28,910	28,910
			119,285
Texas - 1.0%
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Corp.) Series 1984, 1.8% 1/2/18, VRDN
1/2/18	1.80 (b)	15,500	15,500
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 1.8% 1/2/18, VRDN
1/2/18	1.80 (b)	18,200	18,200
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Mobil Oil Corp. Proj.) Series 1999, 1.8% 1/2/18, VRDN
1/2/18	1.80 (b)(e)	5,300	5,300
			39,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $239,235)			239,235

Tender Option Bond - 0.3%
Pennsylvania - 0.3%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 1.8% 1/2/18 (Liquidity Facility Royal Bank of Canada)
1/2/18
(Cost $11,200)	1.80 (b)(f)	11,200	11,200

Non-Negotiable Time Deposit - 6.8%
Time Deposits - 6.8%
Barclays Bank PLC
1/2/18	1.45	110,000	110,000
Credit Agricole CIB
1/2/18 to 1/3/18	1.48	110,000	110,001
Royal Bank of Canada
1/2/18	1.43	35,000	35,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $255,000)			255,001

U.S. Government Agency Repurchase Agreement - 2.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 1.41% dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations) #	$	$
(Cost $74,991)	75,003	74,991

U.S. Treasury Repurchase Agreement - 1.8%
With:
Deutsche Bank AG at 1.41%, dated 12/29/17 due 1/2/18
(Collateralized by U.S. Treasury Obligations valued at $33,665,274, 0.75% - 3.50%, 2/15/18 - 5/31/24)	33,005	33,000
(Collateralized by U.S. Treasury Obligations valued at $13,262,132, 0.75% - 6.13%, 1/31/18 - 11/15/27)	13,002	13,000
Deutsche Bank Securities, Inc. at 1.41%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,080,677, 2.63%, 11/15/20)	4,001	4,000
ING Financial Markets LLC at 1.38%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,056,019, 1.38%, 6/30/18)	2,000	2,000
MUFG Securities EMEA PLC at 1.55%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $3,251,391, 8.88%, 2/15/19)	3,001	3,000
TD Securities (U.S.A.) at 1.42%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $14,282,318, 2.13%, 2/29/24)	14,002	14,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $69,000)		69,000

Other Repurchase Agreement - 19.9%
Other Repurchase Agreement - 19.9%
With:
BNP Paribas at 1.55%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $12,602,449, 3.00% - 5.20%, 9/15/25 - 6/1/46)	12,002	12,000
Citigroup Global Markets, Inc. at:
1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $87,495,753)	81,015	81,000
1.66%, dated 12/28/17 due 1/4/18 (Collateralized by Equity Securities valued at $65,895,199)	61,020	60,996
1.77%, dated 12/28/17 due 1/23/18 (Collateralized by Equity Securities valued at $18,364,515)	17,022	17,003
2.26%, dated 11/20/17 due 2/20/18 (Collateralized by Corporate Obligations valued at $20,575,393, 3.40% - 7.39%, 12/15/42 - 10/25/57)	19,110	18,999
2.29%, dated 11/27/17 due 2/23/18 (Collateralized by Corporate Obligations valued at $6,494,839, 3.40%, 10/25/57)	6,034	6,000
HSBC Securities, Inc. at 1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $9,451,322, 2.86% - 4.30%, 8/15/23 - 10/24/67)	9,002	9,000
ING Financial Markets LLC at:
1.62%, dated 12/29/17 due 1/2/18 (Collateralized by Equity Securities valued at $19,443,510)	18,003	18,000
1.7%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $15,123,520, 4.75% - 9.88%, 11/15/22 - 1/15/43)	14,003	14,000
J.P. Morgan Securities, LLC at:
1.54%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $19,380,426, 5.00% - 6.00%, 4/1/23 - 1/1/38)	19,003	19,000
1.62%, dated 12/27/17 due 1/3/18 (Collateralized by U.S. Government Obligations valued at $31,932,908, 0.54% - 3.83%, 3/16/49 - 12/16/56)	31,010	31,000
1.77%, dated 12/29/17 due 1/5/18 (Collateralized by Mortgage Loan Obligations valued at $12,960,059, 0.00% - 1.53%, 6/5/32 - 5/25/44)	12,018	12,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.69%, dated 12/20/17 due 1/3/18 (Collateralized by Equity Securities valued at $9,725,953)	9,006	9,000
1.75%, dated 12/27/17 due 1/3/18 (Collateralized by U.S. Government Obligations valued at $31,629,223, 3.00% - 4.00%, 3/1/30 - 10/1/45)	31,011	31,000
2.3%, dated 12/7/17 due 3/7/18 (Collateralized by Equity Securities valued at $59,463,990)	55,316	54,995
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.61%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $11,795,204, 0.38% - 4.38%, 10/15/18 - 11/1/22)	11,002	11,000
2%, dated 12/20/17 due:
2/5/18 (Collateralized by Equity Securities valued at $3,242,341)	3,008	3,000
2/20/18 (Collateralized by Corporate Obligations valued at $4,323,866, 5.38% - 5.88%, 11/1/21 - 4/15/22)	4,014	4,000
Mizuho Securities U.S.A., Inc. at:
1.6%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $9,451,993, 2.01%, 1/15/20)	9,002	9,000
1.62%, dated:
12/20/17 due 1/3/18 (Collateralized by Equity Securities valued at $9,725,693)	9,006	9,000
12/22/17 due 1/5/18 (Collateralized by Equity Securities valued at $9,724,819)	9,006	9,000
1.76%, dated 12/29/17 due 1/5/18 (Collateralized by U.S. Treasury Obligations valued at $3,060,685, 1.50%, 12/31/18)	3,002	3,000
2.29%, dated 11/7/17 due 2/5/18 (Collateralized by Corporate Obligations valued at $6,503,084, 12.00%, 6/16/20)	6,034	5,999
Morgan Stanley & Co., Inc. at 1.66%, dated 12/26/17 due 1/2/18 (Collateralized by U.S. Government Obligations valued at $61,821,046, 0.00% - 6.00%, 6/20/36 - 12/25/47)	60,019	60,000
RBS Securities, Inc. at 1.59%, dated 12/29/17 due 1/2/18 (Collateralized by U.S. Treasury Obligations valued at $31,624,086, 1.88%, 4/30/22)	31,005	31,000
Royal Bank of Canada at 1.67%, dated 12/22/17 due 1/5/18 (Collateralized by Corporate Obligations valued at $36,769,064, 1.88% - 2.13%, 9/9/19 - 4/26/22)	35,050	35,000
Societe Generale at:
1.55%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $63,592,903, 0.00% - 8.50%, 12/31/17 - 9/15/67)	61,011	61,000
1.7%, dated 12/29/17 due 1/2/18 (Collateralized by Corporate Obligations valued at $33,294,473, 1.59% - 11.50%, 11/26/18 - 12/1/47)	31,006	31,000
1.82%, dated 12/22/17 due 1/31/18 (Collateralized by Corporate Obligations valued at $6,440,112, 0.00% - 11.00%, 11/23/18 - 2/28/57)(b)(c)(g)	6,012	6,000
Wells Fargo Securities, LLC at:
1.57%, dated 12/29/17 due 1/2/18 (Collateralized by Commercial Paper Obligations valued at $23,694,133, 1/29/18 - 2/14/18)	23,004	23,000
1.62%, dated:
12/27/17 due 1/3/18 (Collateralized by Commercial Paper Obligations valued at $21,635,840, 2/14/18 - 2/20/18)	21,007	21,000
12/29/17 due 1/2/18
(Collateralized by Corporate Obligations valued at $12,962,853, 0.25% - 3.75%, 12/15/19 - 2/1/26)	12,002	12,000
(Collateralized by Equity Securities valued at $20,523,698)	19,003	19,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $747,000)		746,992
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $3,697,518)		3,697,434
NET OTHER ASSETS (LIABILITIES) - 1.7%		64,871
NET ASSETS - 100%		$3,762,305

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,131,000 or 2.2% of net assets.

 (e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper, certificates of deposit, and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$74,991,000 due 1/02/18 at 1.41%
BNP Paribas, S.A.	$2,744
BNY Mellon Capital Markets LLC	230
Bank of America NA	12,422
Bank of Nova Scotia	3,755
Citibank NA	8,042
Credit Agricole CIB New York Branch	1,710
HSBC Securities (USA), Inc.	6,025
J.P. Morgan Securities, Inc.	8,585
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,987
Mizuho Securities USA, Inc.	4,665
RBC Dominion Securities, Inc.	2,815
Wells Fargo Securities LLC	21,011
$74,991

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018